                                       United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7141

                      (Investment Company Act File Number)

                     Federated World Investment Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

              Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Global Equity Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

7TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$ 9.46		$8.15		$9.58		$12.58		$14.36
Income From Investment Operations:
Net investment income (loss)	(0.11	) [1]	(0.07	) [1]	(0.12	) [1]	(0.13	) [1]	(0.11	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95		1.38		(1.31)		(2.71)		0.54
TOTAL FROM INVESTMENT OPERATIONS	0.84		1.31		(1.43)		(2.84)		0.43
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(0.16)		(2.21)
Net Asset Value, End of Period	$10.30		$9.46		$8.15		$ 9.58		$12.58
Total Return [2]	8.88%		16.07%		(14.93)%		(22.92)%		1.90%

Ratios to Average Net Assets:
Expenses	2.82%		2.83	% [3]	2.84	% [3]	2.51%		2.09%
Net investment income (loss)	(1.10)%		(0.90)%		(1.25)%		(1.21)%		(0.77)%
Expense waiver/reimbursement [4]	0.67%		0.70%		0.19%		0.14%		0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,022		$23,422		$23,844		$34,687		$50,587
Portfolio Turnover	159%		171%		235%		241%		228%
Redemption fees consisted of the following per share amounts	$0.00	[5]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.83% and 2.82% for the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$9.23		$7.98		$9.43		$12.44		$14.29
Income From Investment Operations:
Net investment income (loss)	(0.15	) [1]	(0.11	) [1]	(0.16	) [1]	(0.19	) [1]	(0.17	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.91		1.36		(1.29)		(2.66)		0.53
TOTAL FROM INVESTMENT OPERATIONS	0.76		1.25		(1.45)		(2.85)		0.36
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(0.16)		(2.21)
Net Asset Value, End of Period	$9.99		$9.23		$7.98		$ 9.43		$12.44
Total Return [2]	8.23%		15.66%		(15.38)%		(23.27)%		1.35%

Ratios to Average Net Assets:
Expenses	3.32%		3.33	% [3]	3.34	% [3]	3.01%		2.59%
Net investment income (loss)	(1.55)%		(1.40)%		(1.75)%		(1.71)%		(1.21)%
Expense waiver/reimbursement [4]	0.67%		0.70%		0.19%		0.14%		0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,323		$2,850		$2,579		$3,484		$4,804
Portfolio turnover	159%		171%		235%		241%		228%
Redemption fees consisted of the following per share amounts	$0.00	[5]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.33% and 3.32% for the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$9.21		$7.97		$9.42		$12.42		$14.27
Income From Investment Operations:
Net investment income (loss)	(0.15	) [1]	(0.11	) [1]	(0.16	) [1]	(0.19	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92		1.35		(1.29)		(2.65)		0.52
TOTAL FROM INVESTMENT OPERATIONS	0.77		1.24		(1.45)		(2.84)		0.36
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(0.16)		(2.21)
Net Asset Value, End of Period	$9.98		$9.21		$7.97		$ 9.42		$12.42
Total Return [2]	8.36%		15.56%		(15.39)%		(23.22)%		1.36%

Ratios to Average Net Assets:
Expenses	3.32%		3.33	% [3]	3.34	% [3]	3.01%		2.59%
Net investment income (loss)	(1.56)%		(1.40)%		(1.75)%		(1.71)%		(1.18)%
Expense waiver/reimbursement [4]	0.67%		0.70%		0.19%		0.14%		0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,808		$1,641		$1,289		$1,813		$1,873
Portfolio turnover	159%		171%		235%		241%		228%
Redemption fees consisted of the following per share amounts	$0.00	[5]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.33% and 3.32% for the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,032.10	$14.33
Class B Shares	$1,000	$1,029.90	$16.85
Class C Shares	$1,000	$1,029.90	$16.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,010.90	$14.18
Class B Shares	$1,000	$1,008.40	$16.67
Class C Shares	$1,000	$1,008.40	$16.67

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	2.82%
Class B Shares	3.32%
Class C Shares	3.32%

Management's Discussion of Fund Performance

For the one-year reporting period ended November 30, 2004, the fund's total returns, based on net asset value, for Class A, Class B, and Class C Shares were 8.88%, 8.23%, and 8.36%, respectively. The fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Growth Index (the "Index"), 1 which had a return of 12.01% during the same period.

During the reporting period, global investing was a very challenging task. On one hand, the global economy was gathering steam, the U.S. consumer continued to spend generously, and historically low interest rates continued to provide easy access to capital. On the other hand, commodity prices were soaring, inflation began to rear its ugly head, the U.S. fiscal and trade deficit continued to spiral out of control, the U.S. dollar seemed to be poised for a sharp decline, the U.S. Federal Reserve Board began to raise short term interest rates, and China raised interest rates for the first time in nine years.

We managed through this transition period in the global economy less effectively than hoped. The fund's performance was negatively impacted by our stock selection and weightings within the Media, Diversified Financials, Consumer Durables and Apparel sectors, and within selective pockets of the Information Technology Sector. In Media, our overweight in Viacom Corp .. (United States) and Clear Channel Communications Inc. (United States) were underperformers relative to the Index. These names have not performed as well as their peers due to their exposure to radio broadcasting, which has yet to participate in the pick-up in U.S. advertising. In Diversified Financials, we underestimated the cost and duration of the Securities and Exchange Commission's investigation into market timing issues at the United Kingdom's Amvescap PLC .. In Consumer Durables and Apparel, Netherlands based Koninklijke Philips Electronics NV was negatively impacted from a strong Euro and weakness in their semiconductor and LCD (liquid crystal display) business. In Information Technology, U.S. semiconductor related names such as, Seagate Technology and Qlogic Corp. , did not meet our expectations. Our thesis of a global economic recovery driving corporate capital expenditure was short lived, as consumers and corporations worried about rising interest rates.

1 The MSCI World Growth Index is considered to be representative of growth stocks of developed countries. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made in an index.

On the positive side, the fund had very strong stock selection within Energy, Capital Goods, Utilities, Telecommunications, Pharmaceuticals & Biotechnology sectors. In Energy, our overweight position and strong stock selection in U.S. companies such as Transocean Inc .. and Offshore Logistics contributed positively to the sector's performance. In Capital Goods, names such as General Electric in the United States and Yamato Transport from Japan experienced strong positive earnings revisions. In Utilities, European companies such as the United Kingdom's National Grid Plc and Italy's Enel Spa were strong gainers on their plan to distribute more capital to shareholders in the form of higher dividends. In Telecommunications, the fund's position in U.S.-based AT&T Wireless was acquired by Cingular Wireless. In Pharmaceuticals & Biotechnology, we benefited from another takeover when the fund's position in France's Aventis SA was acquired by French company Sanofi-Synthelabo SA .. Lastly, the fund's overweight of international markets versus the U.S. market benefited the fund as the U.S. dollar depreciated against major currencies such as the euro (down 10.7%) and the Japanese yen (down 6.0%).

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Global Equity Fund (Class A Shares) (the "Fund") from October 27, 1998 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International World Growth Index (MSCI-WGI). 2

Average Annual Total Return [3] for the Period Ended 11/30/2004
1 Year	2.90%
5 Years	(4.42)%
Start of Performance (10/27/1998)	2.29%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-WGI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Global Equity Fund (Class B Shares) (the "Fund") from October 27, 1998 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International World Growth Index (MSCI-WGI). 2

Average Annual Total Return [3] for the Period Ended 11/30/2004
1 Year	2.73%
5 Years	(4.13)%
Start of Performance (10/27/1998)	2.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-WGI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Global Equity Fund (Class C Shares) (the "Fund") from October 27, 1998 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International World Growth Index (MSCI-WGI). 2

Average Annual Total Return [3] for the Period Ended 11/30/2004
1 Year	6.32%
5 Years	(3.97)%
Start of Performance (10/27/1998)	2.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and a maximum contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-WGI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United States	46.8%
United Kingdom	13.2%
Japan	9.5%
Netherlands	5.1%
France	4.9%
Germany	3.3%
Thailand	2.5%
Switzerland	2.1%
Italy	1.3%
Canada	1.3%
Taiwan	1.3%
South Korea	1.3%
Spain	1.3%
Bermuda	1.2%
Papua New Guinea	1.0%
Peru	0.9%
Russia	0.9%
Belgium	0.8%
Ireland	0.7%
South Africa	0.6%
Guernsey	0.4%
Hong Kong	0.1%
Other assets and liabilities--Net [2]	(0.5)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's office, the location of the principal trading market for the company's securities, or the country where a majority of the company's revenue are derived.

2 See Statement of Assets and Liabilities.

At November 30, 2004, the Fund's sector classification composition 3 was as follows:

Sector Classification	Percentage of Total Net Assets
Information Technology	17.4%
Financials	13.6%
Consumer Staples	13.5%
Industrials	12.8%
Healthcare	12.3%
Consumer Discretionary	11.5%
Energy	6.9%
Materials	4.8%
Utilities	4.0%
Telecommunication Services	3.7%
Other assets and liabilities--Net [2]	(0.5)%
TOTAL	100.0%

3 Except for cash equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System except that the Adviser assigns an index classification to securities not classified by the Global Industry Classification System and to securities for which the Adviser does not have access to the classification made by the Global Industry Classification System.

Portfolio of Investments

November 30, 2004

Shares			Value in U.S. Dollars
		COMMON STOCKS--100.5%
		Banking--5.9%
26,300		Banco Santander Central Hispano, SA	$316,079
5,400	[1]	Bangkok Bank Public Co. Ltd.	15,618
3,000		Kookmin Bank	114,163
1,476,600		Krung Thai Bank PLC	337,165
4,700		Royal Bank of Scotland PLC, Edinburgh	144,437
6,400		U.S. Bancorp	189,632
71		UFJ Holdings, Inc.	376,735
		TOTAL	1,493,829
		Capital Goods--7.1%
1,200		3M Co.	95,508
12,000		General Electric Co.	424,320
641,700		Italian-Thai Development	154,665
2,400		SMC Corp.	264,956
3,700		Siemens AG	296,368
26,000		Sumitomo Electric Industries	272,886
8,500		Tyco International Ltd.	288,745
		TOTAL	1,797,448
		Commercial Services & Supplies--2.6%
93,800		Hays PLC	216,912
14,900		Waste Management, Inc.	444,169
		TOTAL	661,081
		Consumer Durables & Apparel--1.7%
11,800		Philips Electronics NV	304,338
2,700		Tod's S. p. A.	122,582
		TOTAL	426,920
		Diversified Financials--7.2%
13,200		Amvescap PLC	80,916
10,700		Citigroup, Inc.	478,825
5,700		Credit Suisse Group	222,309
5,000		Morgan Stanley	253,750
43,800		iShares MSCI Japan	451,578
29,000		iShares MSCI Taiwan	326,540
		TOTAL	1,813,918
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--6.9%
3,800		BJ Services Co.	$192,546
6,300		BP PLC, ADR	386,505
4,750	[1]	Cooper Cameron Corp.	247,903
2,300		GlobalSantaFe Corp.	72,220
5,000		Pioneer Natural Resources, Inc.	176,000
8,100		Royal Dutch Petroleum Co.	464,124
5,700	[1]	Spinnaker Exploration Co.	206,739
		TOTAL	1,746,037
		Food & Staples Retailing--1.4%
6,600		Wal-Mart Stores, Inc.	343,596
		Food Beverage & Tobacco--10.4%
7,300		Altria Group, Inc.	419,677
12,900		Coca-Cola Co.	507,099
8,200	[1]	Dean Foods Co.	259,694
45,600		Diageo PLC	637,927
3,600		Heineken NV	113,907
30		Japan Tobacco, Inc.	284,257
6,200		Unilever NV	389,957
		TOTAL	2,612,518
		Household & Personal Products--1.7%
9,400		Colgate-Palmolive Co.	432,306
		Insurance--0.6%
6,300		AXA	147,577
		Materials--4.8%
29,200		Abitibi-Consolidated, Inc.	197,023
9,800		Cia de Minas Buenaventura SA, Class B, ADR	230,300
3,500		Freeport-McMoRan Copper & Gold, Inc., Class B	136,955
15,200		Harmony Gold Mining Co. Ltd., ADR	159,296
3,800		JSC MMC Norilsk Nickel, ADR	220,400
254,900		Lihir Gold Ltd.	251,833
		TOTAL	1,195,807
		Media--9.3%
12,000		Clear Channel Communications, Inc.	404,160
17,700	[1]	Interpublic Group Cos., Inc.	219,657
29,000		Reed Elsevier PLC	266,309
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Media--continued
20,600	[1]	Telewest Global	$301,584
18,600	[1]	Time Warner, Inc.	329,406
19,700		Viacom, Inc., Class B	683,590
4,900		Walt Disney Co.	131,712
		TOTAL	2,336,418
		Pharmaceuticals & Biotechnology--12.3%
6,600	[1]	Elan Corp. PLC, ADR	174,240
34,000		GlaxoSmithKline PLC	715,420
14,000	[1]	Medimmune, Inc.	372,400
6,630		Pfizer, Inc.	184,115
2,900		Roche Holding AG	305,344
6,000		Sanofi-Aventis	451,880
3,500		Takeda Pharmaceutical Co. Ltd.	172,109
17,900		Wyeth	713,673
		TOTAL	3,089,181
		Retailing--0.5%
5,400		Gap (The), Inc.	117,990
		Semiconductors & Semiconductor Equipment--3.2%
104,300	[1]	Agere Systems, Inc., Class A	142,891
11,700		Intel Corp.	261,495
18,000		Nikon Corp.	199,767
500		Samsung Electronics Co.	207,201
		TOTAL	811,354
		Software & Services--5.7%
5,000	[1]	Amdocs Ltd.	129,250
7,300	[1]	Ask Jeeves, Inc.	188,632
14,900	[1]	BMC Software, Inc.	276,842
19,200		Microsoft Corp.	514,752
15,200	[1]	Oracle Corp.	192,432
5,700	[1]	Veritas Software Corp.	124,830
		TOTAL	1,426,738
		Technology Hardware & Equipment--8.5%
5,600	[1]	Agilent Technologies, Inc.	128,184
17,400	[1]	Cisco Systems, Inc.	325,554
2,600		IBM Corp.	245,024
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--continued
19,000	[1]	Interdigital Communications Corp.	$386,650
23,400	[1]	Marconi Corp. PLC	255,580
19,500		Motorola, Inc.	375,570
38,600		Nortel Networks Corp.	133,479
9,400		Scientific-Atlanta, Inc.	278,428
		TOTAL	2,128,469
		Telecommunication Services--3.7%
4,800	[1]	Belgacom	191,441
20,500	[1]	China Netcom Group Corp. (Hong Kong) Ltd.	24,651
12,400		Deutsche Telekom AG, Class REG	263,433
8,000		France Telecommunications	251,319
73,003		Vodafone Group PLC	198,118
		TOTAL	928,962
		Transportation--3.0%
101,500	[1]	Airports of Thailand Public Co. Ltd.	124,767
12,500		Deutsche Post AG	263,730
90		West Japan Railway Co.	367,347
		TOTAL	755,844
		Utilities--4.0%
23,500		Enel SpA	209,634
57,200		Scottish Power PLC	422,513
12,100		Veolia Environnement	381,729
		TOTAL	1,013,876
		TOTAL INVESTMENTS--100.5% (IDENTIFIED COST $23,112,911) [2]	25,279,869
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(127,311)
		TOTAL NET ASSETS--100%	$25,152,558

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $23,482,462.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities (identified cost $23,112,911)		$25,279,869
Cash		289
Cash denominated in foreign currencies (identified cost $17,404)		17,538
Income receivable		105,011
Receivable for investments sold		780,791
Receivable for shares sold		23,257
TOTAL ASSETS		26,206,755
Liabilities:
Payable for investments purchased	$450,936
Payable for shares redeemed	502,113
Payable for transfer and dividend disbursing agent fees and expenses	27,653
Payable for audit fees	18,027
Payable for distribution services fee (Note 5)	7,334
Payable for shareholder services fee (Note 5)	5,232
Payable for foreign currency exchange contracts	533
Accrued expenses	42,369
TOTAL LIABILITIES		1,054,197
Net assets for 2,457,376 shares outstanding		$25,152,558
Net Assets Consist of:
Paid in capital		$34,673,021
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,170,212
Accumulated net realized loss on investments and foreign currency transactions		(11,689,124)
Accumulated net investment income (loss)		(1,551)
TOTAL NET ASSETS		$25,152,558
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($20,021,550 ÷ 1,943,562 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$10.30
Offering price per share (100/94.50 of $10.30) [1]		$10.90
Redemption proceeds per share (98.00/100 of $10.30) [1]		$10.09
Class B Shares:
Net asset value per share ($3,323,179 ÷ 332,647 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$9.99
Offering price per share		$9.99
Redemption proceeds per share (92.50/100 of $9.99) [1]		$9.24
Class C Shares:
Net asset value per share ($1,807,829 ÷ 181,167 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$9.98
Offering price per share (100/99.00 of $9.98) [1]		$10.08
Redemption proceeds per share (97.00/100 of $9.98) [1]		$9.68

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $1,168 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $32,614)			$458,383
Interest			5,985
TOTAL INCOME			464,368
Expenses:
Investment adviser fee (Note 5)		$267,664
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		25,062
Transfer and dividend disbursing agent fees and expenses (Note 5)		86,258
Directors'/Trustees' fees		1,663
Auditing fees		19,071
Legal fees		6,360
Portfolio accounting fees (Note 5)		74,439
Distribution services fee--Class A Shares (Note 5)		54,162
Distribution services fee--Class B Shares (Note 5)		24,200
Distribution services fee--Class C Shares (Note 5)		14,062
Shareholder services fee--Class A Shares (Note 5)		54,162
Shareholder services fee--Class B Shares (Note 5)		8,067
Shareholder services fee--Class C Shares (Note 5)		4,687
Share registration costs		35,860
Printing and postage		43,044
Insurance premiums		8,102
Taxes		2,889
Interest expense		666
Miscellaneous		1,283
TOTAL EXPENSES		961,701
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(134,200)
Waiver of administrative personnel and services fee	(44,732)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,137)
TOTAL WAIVERS AND REIMBURSEMENT		(180,069)
Net expenses			781,632
Net investment income (loss)			(317,264)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $21,400)			3,552,135
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(1,007,801)
Net realized and unrealized gain on investments and foreign currency transactions			2,544,334
Change in net assets resulting from operations			$2,227,070

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(317,264)	$(257,684)
Net realized gain on investments and foreign currency transactions	3,552,135	2,158,001
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,007,801)	2,071,197
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,227,070	3,971,514
Share Transactions:
Proceeds from sale of shares	4,373,451	17,011,139
Cost of shares redeemed	(9,360,758)	(20,782,487)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,987,307)	(3,771,348)
Change in net assets	(2,760,237)	200,166
Net Assets:
Beginning of period	27,912,795	27,712,629
End of period	$25,152,558	$27,912,795

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of five portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2004, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
12/1/2004	119,263,150 South Korean Won	$113,888	$113,747	$(141)
Contracts Sold:
12/1/2004	113,724 Euro	$150,798	$151,190	(392)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(533)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Year Ended 11/30/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	238,307	$2,443,379	2,006,281	$15,910,833
Shares redeemed	(769,487)	(7,704,064)	(2,458,003)	(19,704,110)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(531,180)	$(5,260,685)	(451,722)	$(3,793,277)

	Year Ended 11/30/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	147,974	$1,447,616	96,489	$765,425
Shares redeemed	(124,244)	(1,205,389)	(110,703)	(879,504)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	23,730	$242,227	(14,214)	$(114,079)

	Year Ended 11/30/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	49,093	$482,456	41,236	$334,881
Shares redeemed	(46,012)	(451,305)	(24,875)	(198,873)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,081	$31,151	16,361	$136,008
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(504,369)	$(4,987,307)	(449,575)	$(3,771,348)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, reclass of foreign capital gains tax and net operating loss.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income	Accumulated Net Realized Losses
$(386,970)	$315,713	$71,257

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$1,800,661
Capital loss carryforward	$11,319,574

The difference between book-basis and tax-basis is net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At November 30, 2004, the cost of investments for federal tax purposes was $23,482,462. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $1,797,407. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,028,687 and net unrealized depreciation from investments for those securities having an excess of cost over value of $231,280.

At November 30, 2004, the Fund had a capital loss carryforward of $11,319,574 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$5,482,796
2010	$5,836,778

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $1,168 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $3,799 in sales charges from the sale of Class A Shares. FSC also retained $3 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Funds' Class A Shares who redeem shares held for 30 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the year ended November 30, 2004, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $287, $20 and $12, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $51,922, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,733, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$41,488,018
Sales	$46,652,006

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	46.8%
United Kingdom	13.2%
Japan	9.5%
Netherlands	5.1%
France	4.9%
Germany	3.3%
Thailand	2.5%
Switzerland	2.1%
Italy	1.3%
Canada	1.3%
Taiwan	1.3%
South Korea	1.3%
Spain	1.3%
Bermuda	1.2%
Papua New Guinea	1.0%
Peru	0.9%
Russia	0.9%
Belgium	0.8%
Ireland	0.7%
South Africa	0.6%
Guernsey	0.4%
Hong Kong	0.1%

8. LINE OF CREDIT

The Fund entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2004, there was an outstanding loan of $21,000. During the year ended November 30, 2004, the maximum outstanding borrowing was $1,098,000. The Fund had an average outstanding daily balance of $277,889 with a high and low interest rate of 2.56% and 1.50% representing only the days LOC was utilized. Interest expense totaled $666 for the year ended November 30, 2004.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF
FEDERATED WORLD INVESTMENT SERIES, INC. AND
SHAREHOLDERS OF FEDERATED GLOBAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Global Equity Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.), as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Global Equity Fund of Federated World Investment Series, Inc. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and DIRECTOR Began serving: January 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Global Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U870
Cusip 31428U862
Cusip 31428U854

G02336-04 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Capital Appreciation Fund

Established 1997

A Portfolio of Federated World Investment Series, Inc.

8TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.98		$6.36		$7.29		$9.68		$12.35
Income From Investment Operations:
Net investment income (loss)	0.02	[1]	0.02	[1]	(0.10	) [1]	(0.06	) [1]	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.34		1.60		(0.83)		(2.32)		(2.69)
TOTAL FROM INVESTMENT OPERATIONS	1.36		1.62		(0.93)		(2.38)		(2.11)
Less Distributions:
Distributions from net investment income	--		--		--		(0.01)		(0.56)
Net Asset Value, End of Period	$9.34		$7.98		$6.36		$7.29		$ 9.68
Total Return [2]	17.04	% [3]	25.47	% [4]	(12.76)%		(24.64)%		(18.33)%

Ratios to Average Net Assets:
Expenses	1.65%		1.97%		1.72%		0.75%		0.15%
Net investment income (loss)	0.27%		0.25%		(1.36)%		(0.67)%		3.99%
Expense waiver/reimbursement [5]	0.53%		0.71%		0.44%		0.61%		0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,113		$66,281		$38,529		$22,654		$40,432
Portfolio turnover	133%		227%		247%		32%		11%
Redemption fees consisted of the following per share amounts	$0.00	[6]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.70		$6.20		$7.15		$9.56		$12.24
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	(0.03	) [1]	(0.15	) [1]	(0.12	) [1]	0.47
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.30		1.53		(0.80)		(2.29)		(2.66)
TOTAL FROM INVESTMENT OPERATIONS	1.26		1.50		(0.95)		(2.41)		(2.19)
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.49)
Net Asset Value, End of Period	$8.96		$7.70		$6.20		$7.15		$ 9.56
Total Return [2]	16.36	% [3]	24.19	% [4]	(13.29)%		(25.21)%		(19.00)%

Ratios to Average Net Assets:
Expenses	2.40%		2.72%		2.47%		1.50%		0.90%
Net investment income (loss)	(0.50)%		(0.53)%		(2.11)%		(1.42)%		2.84%
Expense waiver/reimbursement [5]	0.53%		0.71%		0.44%		0.61%		0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,690		$16,995		$16,326		$8,950		$14,480
Portfolio turnover	133%		227%		247%		32%		11%
Redemption fees consisted of the following per share amounts	$0.00	[6]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$7.72		$6.21		$7.17		$9.59		$12.28
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	(0.04	) [1]	(0.15	) [1]	(0.12	) [1]	0.47
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.30		1.55		(0.81)		(2.30)		(2.65)
TOTAL FROM INVESTMENT OPERATIONS	1.26		1.51		(0.96)		(2.42)		(2.18)
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.51)
Net Asset Value, End of Period	$8.98		$7.72		$6.21		$7.17		$ 9.59
Total Return [2]	16.32	% [3]	24.32	% [4]	(13.39)%		(25.23)%		(18.95)%

Ratios to Average Net Assets:
Expenses	2.40%		2.72%		2.47%		1.50%		0.90%
Net investment income (loss)	(0.51)%		(0.54)%		(2.14)%		(1.42)%		1.87%
Expense waiver/reimbursement [5]	0.53%		0.71%		0.44%		0.61%		0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,906		$4,721		$3,812		$2,583		$4,234
Portfolio turnover	133%		227%		247%		32%		11%
Redemption fees consisted of the following per share amounts	$0.00	[6]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than$ 0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,100.10	$ 8.66
Class B Shares	$1,000	$1,096.70	$12.58
Class C Shares	$1,000	$1,096.50	$12.58
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.75	$ 8.32
Class B Shares	$1,000	$1,013.00	$12.08
Class C Shares	$1,000	$1,013.00	$12.08

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.65%
Class B Shares	2.40%
Class C Shares	2.40%

Management's Discussion of Fund Performance

For the reporting period ended November 30 2004, the fund's total returns, based on net asset value, for Class A, Class B and Class C Shares were 17.04%, 16.36%, and 16.32%, respectively, compared to 25.25% for the fund's benchmark the Morgan Stanley Capital International All Country World Ex U.S. Index. 1

Fund performance was negatively affected from exposure to diversified Financials, specifically asset managers. The stock price of Amvescap in the United Kingdom suffered due to regulatory investigations and the uncertainty of settlement with regulators. Within the Financials sector, Julius Baer in Switzerland, never implicated by regulators, also underperformed due to concerns about outflows in the wake of investigations in the Financials sector and a volatile year for stocks. By the end of the third quarter of 2004, the Financials sector appeared to be recovering. Semiconductor capital equipment stocks, also negatively affected performance including ASML in the Netherlands, STM in France, and TSMC in Taiwan. Despite better-than-expected results and in-line guidance, the sector in general was hurt by a lack of visibility into 2005 and slowing momentum for order growth. The share price of Alstom , an industrial capital goods company, in France had a significant setback, as it initiated a large rights issue to help restructure the firm's balance sheet in the second quarter. Lihr Gold in Australia fell on lower production of gold than expected.

In a year during which value oriented stocks outperformed, the fund was weighted more heavily toward growth issues. Additionally, the fund was negatively impacted in the second quarter due to the fund's overweight in emerging markets. Concerns about a sharp deceleration of China's Gross Domestic Product due to China's efforts to restrain growth in order to control inflation, affected stock markets in Asia, as their economies have been clear export beneficiaries of China's growth. The fund's overweight in Korea and Taiwan thus hurt performance in the fund's 12-month reporting period. Finally, the fund's underweight in the Energy Sector throughout the year contributed negatively to relative performance, as the price of oil climbed to all-time highs.

1 The Morgan Stanley Capital International All Country World Ex U.S. Index represents 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. The index is unmanaged, and unlike the fund is not affected by cashflows. Investments cannot be made directly in an index.

The fund benefited from stock-picking within the Technology sector. Amdocs in Israel performed well due to both solid results and better-than-expected, top-line growth. The fund's overweight in Telecommunications stocks like Ericsson and Nokia in the first quarter of 2004 helped relative performance. The fund had an overweight in Telecommunications and had solid stock-picking within that sector. Specifically, our position in Belgacom , Belgium's incumbent telecommunications operator was a stellar performer, as it had very strong free cash flow generation, and returned a higher-than-expected level of dividends to shareholders. Other major positive contributors to fund performance were Deutsche Telecom in Germany and Telefonica in Spain. The fund's stock selection within the Consumer Staples sector, and an underweight in household and personal products also contributed to the fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Capital Appreciation Fund (Class A Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International All Country World Index Ex. U.S. (MSCI-ACWI Ex. U.S.). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	10.66%
5 Years	(5.71)%
Start of Performance (7/1/1997)	(0.93)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Ex. U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Capital Appreciation Fund (Class B Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International All Country World Index Ex. U.S. (MSCI-ACWI Ex. U.S.). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	10.86%
5 Years	(5.73)%
Start of Performance (7/1/1997)	(0.92)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Ex. U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Capital Appreciation Fund (Class C Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International All Country World Index Ex. U.S. (MSCI-ACWI Ex. U.S.). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	14.14%
5 Years	(5.55)%
Start of Performance (7/1/1997)	(1.01)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Ex. U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	23.8%
Japan	17.0%
France	13.2%
Germany	9.0%
Netherlands	4.9%
Italy	3.7%
Switzerland	2.9%
Taiwan	2.3%
Finland	2.1%
United States	1.7%
Hong Kong	1.6%
South Africa	1.5%
Spain	1.4%
South Korea	1.4%
Belgium	1.3%
Brazil	1.2%
Greece	1.2%
Australia	1.1%
Thailand	1.1%
Guernsey	1.0%
Canada	1.0%
Ireland	1.0%
China	0.5%
Russia	0.2%
Other Assets and Liabilities--Net [2]	0.2%
Cash Equivalents [3]	3.7%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 See Statement of Assets and Liabilities.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

At November 30, 2004 Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	19.7%
Consumer Discretionary	18.7%
Industrials	9.6%
Energy	9.6%
Telecommunication Services	9.1%
Healthcare	8.6%
Consumer Staples	6.9%
Information Technology	6.7%
Materials	5.1%
Utilities	2.1%
Other Assets and Liabilities--Net [2]	0.2%
Cash Equivalents [3]	3.7%
TOTAL	100.0%

4 Except for cash equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System except that the Adviser assigns an index classification to securities not classified by the Global Industry Classification System and to securities for which the Adviser does not have access to the classification made by the Global Industry Classification System.

Portfolio of Investments

November 30, 2004

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.1%
		Automobiles & Components--1.9%
662,000		China Motor Co. Ltd.	$733,729
43,300		DaimlerChrysler AG	1,937,068
		TOTAL	2,670,797
		Banks--13.7%
52,300		Alpha Bank AE	1,638,132
30,860		BNP Paribas SA	2,145,702
104,750		Banca Popolare di Verona	2,003,949
120,900		HSBC Holdings PLC	2,058,728
50,170		Kookmin Bank	1,909,187
6,558,500		Krung Thai Bank PLC	1,497,564
440		Mizuho Financial Group, Inc.	1,915,646
100,819		Royal Bank of Scotland PLC, Edinburgh	3,098,299
2,321,786		Sinopac Holdings Co.	1,290,282
260		Sumitomo Mitsui Financial Group, Inc.	1,806,608
		TOTAL	19,364,097
		Capital Goods--4.8%
2,420,980	[1]	Alstom	1,834,585
16,200		SMC Corp.	1,788,455
24,500		Schneider Electric SA	1,701,862
102,570		Smiths Industries	1,500,585
		TOTAL	6,825,487
		Commercial Services & Supplies--3.6%
93,000		Dai Nippon Printing Co. Ltd.	1,390,029
913,250	[1]	Group 4 Securicor PLC	2,207,878
664,280		Hays PLC	1,536,142
		TOTAL	5,134,049
		Consumer Durables & Apparel--3.7%
121,000		Matsushita Electric Industrial Co.	1,800,301
16,500		Philips Electronics NV	425,557
5,100		Puma AG Rudolf Dassler Sport	1,405,602
100,000		Sharp Corp.	1,606,414
		TOTAL	5,237,874
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--3.1%
42,390		Credit Suisse Group	$1,653,273
79,000		Nomura Holdings, Inc.	1,110,914
125,200		Schroders PLC	1,636,648
		TOTAL	4,400,835
		Energy--9.6%
320,319		BP PLC	3,269,030
1,704,000		China Petroleum and Chemical Corp. (Sinopec)	728,673
34	[1]	Inpex Corp.	170,826
25,700		Petro-Canada	1,469,408
43,600		Petroleo Brasileiro SA, ADR	1,663,776
79,900		Repsol YPF SA	1,948,130
225,400		Santos Ltd.	1,530,979
93,215		Shell Transport & Trading Co.	783,851
9,010		Total SA, Class B	1,972,833
		TOTAL	13,537,506
		Food & Staples Retailing--2.5%
142,250		Ahold NV	1,047,693
79,120		Ahold NV	582,731
335,977		Tesco PLC	1,935,939
		TOTAL	3,566,363
		Food Beverage & Tobacco--4.4%
16,800	[1,2,3]	Efes Breweries International, GDR	506,520
180		Japan Tobacco, Inc.	1,705,539
54,160	[1]	Koninklijke Numico NV	1,929,680
5,600		Nestle SA	1,437,220
10,200		Unilever NV	641,542
		TOTAL	6,220,501
		Healthcare Equipment & Services--0.5%
19,876	[1]	Biomerieux	713,452
		Hotels Restaurants & Leisure--2.6%
441,000		Compass Group PLC	1,932,159
99,600		Skylark Co.	1,687,102
		TOTAL	3,619,261
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Insurance--2.9%
84,220		AXA	$1,972,845
15,600		Allianz AG Holding	1,949,712
7,300		Assicurazioni Generali SpA	225,059
		TOTAL	4,147,616
		Materials--5.1%
23,410		Anglo American Platinum Corp. Ltd.	856,758
50,900		Bayer AG	1,613,229
119,100		Harmony Gold Mining Co. Ltd., ADR	1,248,168
5,300		JSC MMC Norilsk Nickel, ADR	307,400
18,430		Lafarge SA	1,731,049
67,280		UPM - Kymmene Oyj	1,516,099
		TOTAL	7,272,703
		Media--8.8%
196,420		British Sky Broadcasting Group PLC	2,093,728
510		Dentsu, Inc.	1,397,668
804,900		ITV PLC	1,688,268
92,605		News Corp., Inc., Class B, GDR	1,660,414
145,800		Pearson PLC	1,710,885
		Media--continued
68,540		Publicis Groupe	2,266,166
2,386,000		SCMP Group Ltd.	974,283
48,000	[1]	Telewest Global	702,720
		TOTAL	12,494,132
		Pharmaceuticals & Biotechnology--8.1%
20,200		AstraZeneca PLC	789,477
51,300	[1]	Elan Corp. PLC, ADR	1,354,320
136,551		GlaxoSmithKline PLC	2,873,274
10,210		Roche Holding AG	1,075,020
29,592		Sanofi-Aventis	2,228,672
26,300		Schering AG	1,872,350
36,500		Yamanouchi Pharmaceutical Co. Ltd.	1,333,722
		TOTAL	11,526,835
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Retailing--1.7%
750,000		Lifestyle International Holdings Ltd.	$1,167,128
89,900		Marui Co.	1,193,425
		TOTAL	2,360,553
		Semiconductors & Semiconductor Equipment--1.3%
167,000		Nikon Corp.	1,853,392
		Software & Services--2.3%
56,900	[1]	Amdocs Ltd.	1,470,865
10,215		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	1,825,875
		TOTAL	3,296,740
		Technology Hardware & Equipment--3.1%
538,000		Asustek Computer, Inc.	1,244,365
7,500		Keyence Corp.	1,698,251
85,910		Nokia Oyj	1,397,967
		TOTAL	4,340,583
		Telecommunication Services--9.1%
191,800		BT Group PLC	712,957
46,360	[1]	Belgacom	1,848,999
110,000	[1]	China Netcom Group Corp. (Hong Kong) Ltd.	132,274
100,980		Deutsche Telekom AG, Class REG	2,145,280
63,050		France Telecommunications	1,980,709
1,020		NTT DoCoMo, Inc.	1,774,344
724,500		Telecom Italia SpA	1,998,611
843,279		Vodafone Group PLC	2,288,519
		TOTAL	12,881,693
		Transportation--1.2%
66,700		TPG NV	1,748,657
		Utilities--2.1%
111,800		Enel SpA	997,324
236,300		Scottish Power PLC	1,745,453
6,900		Veolia Environnement	217,680
		TOTAL	2,960,457
		TOTAL COMMON STOCKS (IDENTIFIED COST $118,944,393)	136,173,583
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--3.7%
$5,231,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004, to be repurchased at $5,231,302 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (at amortized cost)	$5,231,000
		TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $124,175,393) [4]	141,404,583
		OTHER ASSETS AND LIABILITIES - NET--0.2%	304,212
		TOTAL NET ASSETS--100%	$141,708,795

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $506,520 which represents 0.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2004, these securities amounted to $506,520 which represents 0.4% of total net assets.

4 The cost of investments for federal tax purposes amounts to $124,463,735.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value (identified cost $124,175,393)		$141,404,583
Cash denominated in foreign currencies (identified cost $293,662)		298,271
Cash		2,537
Income receivable		274,882
Receivable for shares sold		116,900
Other assets		24,134
TOTAL ASSETS		142,121,307
Liabilities:
Payable for shares redeemed	$225,124
Payable for transfer and dividend disbursing agent fees and expenses	58,515
Payable for distribution services fee (Note 5)	24,476
Payable for shareholder services fee (Note 5)	28,348
Payable for auditing fees	18,000
Payable for share registration costs	18,138
Payable for printing and postage	21,566
Accrued expenses	18,345
TOTAL LIABILITIES		412,512
Net assets for 15,349,540 shares outstanding		$141,708,795
Net Assets Consist of:
Paid-in capital		$143,803,405
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		17,249,258
Accumulated net realized loss on investments and foreign currency transactions		(19,337,674)
Accumulated net investment income (loss)		(6,194)
TOTAL NET ASSETS		$141,708,795
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($101,112,924 ÷ 10,821,238 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$9.34
Offering price per share (100/94.50 of $9.34) [1]		$9.88
Redemption proceeds per share (98.00/100 of $9.34) [1]		$9.15
Class B Shares:
Net asset value per share ($25,689,690 ÷ 2,867,976 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$8.96
Offering price per share		$8.96
Redemption proceeds per share (92.50/100 of $8.96) [1]		$8.29
Class C Shares:
Net asset value per share ($14,906,181 ÷ 1,660,326 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$8.98
Offering price per share (100/99.00 of $8.98) [1]		$9.07
Redemption proceeds per share (97.00/100 of $8.98) [1]		$8.71

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (net of foreign taxes withheld of $263,988)			$2,050,749
Interest			41,997
TOTAL INCOME			2,092,746
Expenses:
Investment adviser fee (Note 5)		$1,362,913
Administrative personnel and services fee (Note 5)		230,001
Custodian fees		83,434
Transfer and dividend disbursing agent fees and expenses (Note 5)		202,912
Directors'/Trustees' fees		1,877
Auditing fees		19,016
Legal fees		6,447
Portfolio accounting fees (Note 5)		65,868
Distribution services fee--Class B Shares (Note 5)		143,658
Distribution services fee--Class C Shares (Note 5)		55,346
Shareholder services fee--Class A Shares (Note 5)		206,248
Shareholder services fee--Class B Shares (Note 5)		47,886
Shareholder services fee--Class C Shares (Note 5)		18,449
Share registration costs		46,716
Printing and postage		74,209
Insurance premiums		8,675
Taxes		6,317
Interest Expense		46
Miscellaneous		1,479
TOTAL EXPENSES		2,581,497
Waivers (Note 5):
Waiver of investment adviser fee	$(533,139)
Waiver of administrative personnel and services fee	(43,909)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,056)
TOTAL WAIVERS		(578,104)
Net expenses			2,003,393
Net investment income			89,353
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $22,019)			9,703,000
Net increase due to reimbursement from adviser (Note 5)			66,753
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			7,393,430
Net realized and unrealized gain on investments and foreign currency transactions			17,163,183
Change in net assets resulting from operations			$17,252,536

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$89,353	$80
Net realized gain on investments and foreign currency transactions	9,703,000	9,369,321
Net increase due to reimbursement from Adviser (Note 5)	66,753	21,344
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,393,430	5,662,759
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,252,536	15,053,504
Share Transactions:
Proceeds from sale of shares	38,125,202	130,800,359
Proceeds from shares issued in connection with the tax free transfer of assets from Federated European Equity Fund	18,196,700	--
Cost of shares redeemed	(19,862,637)	(116,523,817)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	36,459,265	14,276,542
Change in net assets	53,711,801	29,330,046
Net Assets:
Beginning of period	87,996,994	58,666,948
End of period	$141,708,795	$87,996,994

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of five portfolios. The financial statements included herein are only those of Federated International Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B, and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

On October 22, 2004, the Fund received a tax-free transfer of assets from Federated European Equity Fund as follows:

Share Class	Shares of the Fund Issued	Federated European Equity Fund Net Assets Received	Unrealized Appreciation	Net Assets of Fund Prior to Combination	Net Assets of Federated European Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	584,749	$ 5,058,079	$1,543,867	$ 86,909,677	$ 5,058,079	$ 91,967,756
Class B	817,271	6,783,346	404,656	17,338,578	6,783,346	24,121,924
Class C	763,855	6,355,275	234,499	7,590,651	6,355,275	13,945,926
TOTAL	2,165,875	$18,196,700	$2,183,022	$111,838,906	$18,196,700	$130,035,606

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase and reverse repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCS) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,379,200	$29,523,203	18,609,861	$124,130,975
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	584,749	5,058,079	--	--
Shares redeemed	(1,452,413)	(12,443,962)	(16,358,793)	(107,210,485)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,511,536	$22,137,320	2,251,068	$16,920,490

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	483,355	$4,041,467	780,935	$4,755,530
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	817,271	6,783,346	--	--
Shares redeemed	(638,546)	(5,223,365)	(1,210,365)	(7,396,111)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	662,080	$5,601,448	(429,430)	$(2,640,581)

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	547,452	$4,560,532	288,266	$1,913,854
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	763,855	6,355,275	--	--
Shares redeemed	(262,412)	(2,195,310)	(290,828)	(1,917,221)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,048,895	$8,720,497	(2,562)	$(3,367)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,222,511	$36,459,265	1,819,076	$14,276,542

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency, re-class of foreign capital gains tax, capital loss carryforward brought in from merger, wash sales acquired due to merger, and net operating loss.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Loss
$3,501,340	$(87,493)	$(3,413,847)

Net investment income (loss), net realized gains (losses), were not affected by this reclassification.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$16,960,916
Capital loss carryforward	$19,049,332

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses from wash sales.

At November 30, 2004, the cost of investments for federal tax purposes was $124,463,735. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $16,940,848. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $123,887,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $106,946,203.

At November 30, 2004, the Fund had a capital loss carryforward of $19,049,332 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$4,801,416
2009	$6,472,390
2010	$7,775,526

As a result of the tax-free transfer of assets from Federated European Equity Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended November 30, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $11,264 in sales charges from the sale of Class A Shares. FSC also retained $556,327 of contingent deferred sales charges relating to redemptions of Class A Shares and $285,999 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the year ended November 30, 2004, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $1,498, $49 and $102, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $108,275, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,649, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $66,753, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

For the year ended November 30, 2004, the Fund's Adviser made a voluntary contribution to the Fund of $21,344 for losses on investments inadvertently purchased by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004 were as follows:

Purchases	$157,044,863
Sales	$141,406,332

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets	Country	Percentage of Net Assets
United Kingdom	23.9%	South Korea	1.4%
Japan	17.1%	Spain	1.4%
France	13.2%	Belgium	1.3%
Germany	9.0%	Greece	1.2%
Netherlands	4.9%	Brazil	1.2%
Italy	3.7%	Thailand	1.1%
Switzerland	2.9%	Australia	1.1%
Taiwan	2.3%	Ireland	1.0%
Finland	2.1%	Guernsey	1.0%
United States	1.7%	Canada	1.0%
Hong Kong	1.6%	China	0.5%
South Africa	1.5%	Russia	0.2%

8. LINE OF CREDIT

The Fund entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2004, there were no outstanding loans. During the year ended November 30, 2004, the maximum outstanding borrowing was $275,000. The fund had an average outstanding daily balance of $112,200 with a high and low interest rate of 1.88% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $46 for the year ended November 30, 2004.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Capital Appreciation Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Capital Appreciation Fund, a portfolio of Federated World Investment Series, Inc. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: January 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated International Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

G02270-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International High Income Fund

A Portfolio of Federated World Investment Series, Inc.

9TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.56	$7.09	$7.22		$7.01	$7.71
Income From Investment Operations:
Net investment income	0.67	0.71	0.80	[1,2]	0.82	0.78
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.20	1.43	(0.17	) [2]	0.21	(0.70)
TOTAL FROM INVESTMENT OPERATIONS	0.87	2.14	0.63		1.03	0.08
Less Distributions:
Distributions from net investment income	(0.74)	(0.67)	(0.76)		(0.80)	(0.35)
Distributions from paid-in capital [3]	--	--	--		(0.02)	(0.43)
TOTAL DISTRIBUTIONS	(0.74)	(0.67)	(0.76)		(0.82)	(0.78)
Net Asset Value, End of Period	$8.69	$8.56	$7.09		$7.22	$7.01
Total Return [4]	10.73%	31.27%	9.06%		15.33%	0.84%

Ratios to Average Net Assets:
Expenses	1.16%	1.16%	1.16%		1.16%	1.10%
Net investment income	7.11%	8.37%	11.07	% [2]	12.16%	10.55%
Expense waiver/reimbursement [5]	0.37%	0.31%	0.44%		0.61%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,396	$70,690	$75,452		$31,346	$18,170
Portfolio turnover	39%	108%	120%		161%	236%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 10.52% to 11.07%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.56	$7.09	$7.22		$7.01	$7.71
Income From Investment Operations:
Net investment income	0.61	0.66	0.75	[1,2]	0.76	0.73
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	1.42	(0.17	) [2]	0.22	(0.71)
TOTAL FROM INVESTMENT OPERATIONS	0.80	2.08	0.58		0.98	0.02
Less Distributions:
Distributions from net investment income	(0.67)	(0.61)	(0.71)		(0.75)	(0.32)
Distributions from paid-in capital [3]	--	--	--		(0.02)	(0.40)
TOTAL DISTRIBUTIONS	(0.67)	(0.61)	(0.71)		(0.77)	(0.72)
Net Asset Value, End of Period	$8.69	$8.56	$7.09		$7.22	$7.01
Total Return [4]	9.90%	30.28%	8.26%		14.48%	0.07%

Ratios to Average Net Assets:
Expenses	1.91%	1.91%	1.91%		1.91%	1.85%
Net investment income	6.34%	7.62%	10.34	% [2]	11.36%	9.75%
Expense waiver/reimbursement [5]	0.37%	0.31%	0.44%		0.61%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,973	$77,473	$60,477		$54,552	$57,171
Portfolio turnover	39%	108%	120%		161%	236%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.55	$7.09	$7.22		$7.01	$7.71
Income From Investment Operations:
Net investment income	0.61	0.67	0.75	[1,2]	0.75	0.72
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	1.40	(0.17	) [2]	0.23	(0.70)
TOTAL FROM INVESTMENT OPERATIONS	0.80	2.07	0.58		0.98	0.02
Less Distributions:
Distributions from net investment income	(0.67)	(0.61)	(0.71)		(0.75)	(0.32)
Distributions from paid-in capital [3]	--	--	--		(0.02)	(0.40)
TOTAL DISTRIBUTIONS	(0.67)	(0.61)	(0.71)		(0.77)	(0.72)
Net Asset Value, End of Period	$8.68	$8.55	$7.09		$7.22	$7.01
Total Return [4]	9.90%	30.17%	8.26%		14.47%	0.07%

Ratios to Average Net Assets:
Expenses	1.91%	1.91%	1.91%		1.91%	1.85%
Net investment income	6.34%	7.62%	10.34	% [2]	11.36%	9.75%
Expense waiver/reimbursement [5]	0.37%	0.31%	0.44%		0.61%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,270	$15,260	$9,656		$6,479	$5,461
Portfolio turnover	39%	108%	120%		161%	236%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,136.10	$ 6.19
Class B Shares	$1,000	$1,131.90	$10.18
Class C Shares	$1,000	$1,130.60	$10.17
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$ 5.86
Class B Shares	$1,000	$1,015.45	$ 9.62
Class C Shares	$1,000	$1,015.45	$ 9.62

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.16%
Class B Shares	1.91%
Class C Shares	1.91%

Management's Discussion of Fund Performance

The fund's total return based on net asset value for the 12-month reporting period ended November 30, 2004 was 10.73% for Class A Shares, 9.90% for Class B Shares, and 9.90% for Class C Shares. The total return consisted of 9.21% (Class A Shares) and 8.38% (Class B and Class C Shares) of taxable dividends and 1.52% (Class A, Class B, and Class C Shares) appreciation in the net asset value of the shares. The Federated International High Income Fund slightly trailed the return of its benchmark index, the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG), which returned 12.20% for the reporting period. The fund's total return for the most recently completed fiscal year reflect actual cash flows, transactions costs and other expenses which were not reflected in the total return of the JPM-EMBIG.

Two factors detracted from the fund's performance. First, the fund had no exposure to debt issued by Argentina or Ecuador or by any corporations located in those countries. However, during the 12-month reporting period, the Argentinean sub-index was up 21.24% and the Ecuadorian sub-index was up 30.13%. We avoided exposure to those to countries since we believed that local market conditions increased the likelihood for default on Argentinean and Ecuadorian bonds. Specifically, at the end of the reporting period, Argentina was still in default and not servicing its debt. Although the Argentinian government took a very hard line on restructuring its almost $100 billion in bonds, we did not believe that the prospects for a quick resolution were certain. Ecuador, which is dependent on oil for much of its revenue, remained mired in local political turmoil which has prevented reform and wasted the windfall from record high oil prices. Accordingly, Ecuador required constant aid from the International Monetary Fund and, in our opinion, the Ecuadorian market conditions are still precarious.

Second, the fund maintained higher than average cash positions during the 12-month reporting period, due to our concern over the potentially negative effect of rising U.S. interest rates on the volatility of returns on emerging market debt. (Historically, an increase in interest rates by the Federal Reserve Board (the "Fed") resulted in increased volatility in emerging market debt returns.) By maintaining higher than average cash positions, the fund missed some favorable buying opportunities in the emerging market fixed-income sector, such as those opportunities that were available in the wake of an April 2004 market correction (which was followed by a sector rally in the summer of 2004).

Two factors contributed to the fund's performance. First, despite increases in U.S. interest rates by the Fed, the domestic bond market performed better than expected. This, in turn, benefited domestic corporate bonds, domestic high-yield bonds and emerging market bonds.

Second, emerging market bonds benefited from improving global economic conditions that resulted in credit upgrades throughout many emerging markets. For example, over the 12-month reporting period, S&P upgraded the credit rating of Russia to BB+ in January, Turkey to BB- in August and Brazil to BB- in September.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International High Income Fund (Class A Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2004, compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	5.79%
5 Years	12.05%
Start of performance (10/2/1996)	8.36%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International High Income Fund (Class B Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2004, compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	4.40%
5 Years	11.98%
Start of performance (10/2/1996)	8.07%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International High Income Fund (Class C Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2004, compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	7.77%
5 Years	11.98%
Start of performance (10/2/1996)	7.92%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and maximum contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	0.0%	Aaa	0.0%
AA	0.0%	Aa	0.0%
A	1.6%	A	0.1%
BBB	11.2%	Baa	27.3%
BB	59.3%	Ba	19.1%
B	20.3%	B	39.7%
CCC	0.0%	Caa	2.2%
CC	0.0%	Ca	0.0%
C	0.0%	C	0.0%
DDD	0.0%	Daa	0.0%
DD	0.0%	Da	0.0%
D	0.0%	D	0.0%
Not Rated by S&P 3	1.1%	Not Rated by Moody's 3	5.1%
Cash Equivalents [4]	4.0%	Cash Equivalents [4]	4.0%
Other Securities [5]	0.6%	Other Securities [5]	0.6%
Other assets and liabilities--Net [6]	1.9%	Other assets and liabilities--Net [6]	1.9%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

5 Other Securities consists of common stock that does not qualify for credit ratings from an NRSRO.

6 See Statement of Assets and Liabilities.

At November 30, 2004, the Fund's issuer country and currency exposure composition 7 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets [2]	Currency Exposure as a Percentage of Total Net Assets [2]
Russia	21.1%	0.0%
Brazil	18.3%	0.0%
Mexico	15.6%	2.7%
Venezuela	8.1%	0.0%
Turkey	7.3%	1.1%
Colombia	5.3%	0.0%
Philippines	4.6%	0.0%
Peru	2.3%	0.0%
Israel	1.8%	0.0%
Netherlands	1.8%	0.0%
Malaysia	1.6%	0.0%
Bulgaria	1.4%	0.0%
Ukrainian	1.2%	0.0%
Germany	1.0%	0.0%
El Salvador	0.9%	0.0%
Spain	0.8%	0.0%
United Kingdom	0.7%	0.0%
Kazakhstan	0.1%	0.0%
Guatemala	0.1%	0.0%
Tunisia	0.1%	0.0%
United States	0.0%	84.2%
Euro	0.0%	6.1%
Cash Equivalents	4.0%	4.0%
Other assets and liabilities--Net [6]	1.9%	1.9%
TOTAL	100.0%	100.0%

7 This table depicts the fund's exposure to various countries and currencies through its investment in foreign fixed-income securities (includes fixed-income securities issued by foreign governments and corporations). With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from where a majority of the Issuer's revenues are derived.

Portfolio of Investments

November 30, 2004

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.6%
		Telecommunications & Cellular--0.6%
962,147	[1]	Jazztel PLC (identified cost $1,254,613)	$984,927
		CORPORATE BONDS--30.0%
		Brewing--1.7%
$2,500,000	[2,3]	Bavaria, Series 144A, 8.875%, 11/1/2010	2,712,500
		Broadcast Radio & TV--1.9%
2,500,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,875,000
		Cable & Wireless Television--2.2%
480,000		Innova S De R.L., 9.375%, 9/19/2013	546,000
1,000,000	[2,3]	Kabel Deutschland GMBH Industrial, Series 144A, 10.75%, 7/1/2014	1,561,439
2,500,000	[1,4]	Satelites Mexicanos SA, Sr. Note, Series B, 10.125%, 11/01/2004	1,312,500
		TOTAL	3,419,939
		Chemicals & Plastics--0.9%
1,300,000		Trikem SA, Sr. Note, Series REGS, 10.625%, 7/24/2007	1,368,250
		Container & Glass Products--2.1%
790,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	800,902
2,550,000	[2,3]	Vitro SA, Note, Series 144A, 11.75%, 11/1/2013	2,479,875
		TOTAL	3,280,777
		Hotels, Motels, Inns & Casinos--1.0%
1,500,000	[2,3]	Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011	1,605,000
		Oil & Gas--7.9%
2,500,000		Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012	2,725,000
1,500,000	[2,3]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	1,695,000
2,200,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,549,250
1,900,000		Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022	2,305,764
3,000,000	[2,3]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	2,988,750
		TOTAL	12,263,764
Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Printing & Publishing--0.7%
975,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	$1,145,625
		Rail Industry--1.3%
2,000,000		Transportacion Ferroviaria Mexicana SA de CV, Company Guarantee, 11.75%, 6/15/2009	2,050,000
		Sovereign--2.5%
3,250,000	[2,3]	Aries Vermogensverwaltng, Note, Series 144A, 9.60%, 10/25/2014	3,839,062
		Steel--1.6%
2,325,000	[2,3]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	2,505,187
		Telecommunications & Cellular--4.8%
2,000,000		Cellco Finance NV, Sr. Note, 12.75%, 8/1/2005	2,105,000
197,194		Jazztel PLC, 12.00%, 10/30/2012	254,295
2,000,000		Partner Communications, Sr. Sub. Note, 13.00%, 8/15/2010	2,270,000
500,000		Partner Communications, Sr. Sub. Note, Series INTL, 13.00%, 8/15/2010	565,000
2,000,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	2,290,000
		TOTAL	7,484,295
		Utilities--1.4%
1,900,000	[2,3]	CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008	2,132,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $41,830,957)	46,682,149
		GOVERNMENTS/AGENCIES--57.0%
		Sovereign--57.0%
2,500,000		Brazil, Government of, 14.50%, 10/15/2009	3,281,250
5,100,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	5,941,500
4,122,281		Brazil, Government of, C Bond, 8.00%, 4/15/2014	4,137,533
4,500,000		Brazil, Government of, Note, 12.00%, 4/15/2010	5,467,500
1,300,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	1,497,275
1,700,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	2,108,000
700,000		Colombia, Government of, Note, 10.50%, 7/9/2010	831,250
2,700,000		Colombia, Government of, Unsub., 11.375%, 1/31/2008	4,240,652
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,296,000
20,960,000		Mexico, Government of, 8.00%, 12/7/2023	1,441,035
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
1,800,000		Mexico, Government of, Bond, 11.50%, 5/15/2026	$2,686,500
36,518,900		Mexico, Government of, Bond, 8.00%, 12/19/2013	2,810,748
3,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	3,664,160
1,750,000		Peru, Government of, Note, 9.875%, 2/6/2015	2,043,125
1,000,000		Philippines, Government of, 9.375%, 1/18/2017	1,042,500
1,250,000		Philippines, Government of, 9.875%, 1/15/2019	1,256,250
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,355,900
725,000		Philippines, Government of, Note, 10.625%, 3/16/2025	755,812
1,000,000		Republic of Peru, 7.50%, 10/14/2014	1,381,963
4,900,000		Russia, Government of, 10.00%, 6/26/2007	5,528,425
4,400,000		Russia, Government of, 8.25%, 3/31/2010	4,843,960
10,800,000		Russia, Government of, Unsub., 5.00%, 3/31/2030	10,734,120
750,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	1,186,875
400,000		Turkey, Government of, 9.50%, 1/15/2014	465,600
1,250,000		Turkey, Government of, 9.00%, 6/30/2011	1,401,875
3,350,000		Turkey, Government of, 11.00%, 1/14/2013	4,165,725
2,800,000,000,000		Turkey, Government of, Bond, 8/24/2005	1,667,501
825,000		Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009	1,027,125
793,356		Ukraine, Government of, Sr. Note, 10.00%, 3/15/2007	1,099,553
513,348		Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007	537,116
2,630,000		Venezuela, Government of, 10.75%, 9/19/2013	3,123,125
1,100,000		Venezuela, Government of, 8.50%, 10/8/2014	1,146,750
2,370,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	2,476,650
550,000		Venezuela, Government of, Par Bond, 6.75%, 3/31/2020	536,250
1,500,000		Venezuela, Government of, Unsub., 5.375%, 8/7/2010	1,399,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $80,114,883)	88,579,103
		MUTUAL FUND--7.0% [5]
690,361		Emerging Markets Fixed Income Core Fund (identified cost $9,822,976)	10,984,692
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--3.4%
$5,301,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $5,301,306 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (at amortized cost)	$5,301,000
		TOTAL INVESTMENTS--98.0% (IDENTIFIED COST $138,324,429) [6]	152,531,871
		OTHER ASSETS AND LIABILITIES - NET--2.0%	3,107,342
		TOTAL NET ASSETS--100%	$155,639,213

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $24,068,813 which represents 15.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2004, these securities amounted to $24,068,813 which represents 15.5% of total net assets.

4 Issuer has defaulted on final principal payment.

5 Affiliated company.

6 The cost of investments for federal tax purposes amounts to $138,948,959.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value including $10,984,692 of investments in affiliated issuers (Note 5)(identified cost $138,324,429)		$152,531,871
Cash		982
Income receivable		3,087,550
Receivable for shares sold		939,243
TOTAL ASSETS		156,559,646
Liabilities:
Payable for shares redeemed	$296,492
Payable for transfer and dividend disbursing agent fees and expenses	43,969
Payable for distribution services fee (Note 5)	54,672
Payable for shareholder services fee (Note 5)	31,662
Payable for auditing fees	18,000
Income distribution payable	440,893
Accrued expenses	34,745
TOTAL LIABILITIES		920,433
Net assets for 17,915,044 shares outstanding		$155,639,213
Net Assets Consist of:
Paid-in capital		$145,952,706
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		14,239,594
Accumulated net realized loss on investments and foreign currency transactions		(4,254,452)
Distributions in excess of net investment income		(298,635)
TOTAL NET ASSETS		$155,639,213
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($66,396,373 ÷ 7,644,233 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$8.69
Offering price per share (100/95.50 of $8.69) [1]		$9.10
Redemption proceeds per share		$8.69
Class B Shares:
Net asset value per share ($69,973,182 ÷ 8,051,925 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$8.69
Offering price per share		$8.69
Redemption proceeds per share (94.50/100 of $8.69) [1]		$8.21
Class C Shares:
Net asset value per share ($19,269,658 ÷ 2,218,886 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$8.68
Offering price per share (100/99.00 of $8.68) [1]		$8.77
Redemption proceeds per share (99.00/100 of $8.68) [1]		$8.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Interest		$11,829,877
Dividends (received from affiliated issuers) (Note 5)		57,537
Interest allocated from partnership (Note 5)		888,895
TOTAL INCOME		12,776,309
Expenses:
Investment adviser fee (Note 5)	$1,312,750
Administrative personnel and services fee (Note 5)	230,000
Custodian fees	55,856
Transfer and dividend disbursing agent fees and expenses (Note 5)	172,909
Directors'/Trustees' fees	2,555
Auditing fees	19,016
Legal fees	9,890
Portfolio accounting fees (Note 5)	54,754
Distribution services fee--Class B Shares (Note 5)	542,434
Distribution services fee--Class C Shares (Note 5)	130,299
Shareholder services fee--Class A Shares (Note 5)	161,858
Shareholder services fee--Class B Shares (Note 5)	180,812
Shareholder services fee--Class C Shares (Note 5)	43,433
Share registration costs	49,131
Printing and postage	51,796
Insurance premiums	8,954
Taxes	5,847
Interest expense	695
Miscellaneous	4,212
EXPENSES BEFORE ALLOCATION	3,037,201
Expenses allocated from partnership (Note 5)	5,761
TOTAL EXPENSES	3,042,962

Statement of Operations-continued

Year Ended November 30, 2004

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(520,206)
Waiver of administrative personnel and services fee	(43,455)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,723)
TOTAL WAIVERS AND REIMBURSEMENT		$(565,384)
Net expenses			$2,477,578
Net investment income			10,298,731
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,782,738
Net realized gain allocated from partnership			222,015
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,880,048
Net realized and unrealized gain on investments and foreign currency transactions			3,884,801
Change in net assets resulting from operations			$14,183,532

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,298,731	$13,562,605
Net realized gain on investments including allocation from partnership and foreign currency transactions	2,004,753	12,372,710
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	1,880,048	19,121,215
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,183,532	45,056,530
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,733,061)	(6,921,396)
Class B Shares	(5,792,688)	(5,485,385)
Class C Shares	(1,366,865)	(1,044,067)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,892,614)	(13,450,848)
Share Transactions:
Proceeds from sale of shares	53,380,588	231,488,573
Net asset value of shares issued to shareholders in payment of distributions declared	6,680,116	6,953,515
Cost of shares redeemed	(69,135,578)	(252,209,240)
Change in net assets resulting from share transactions	(9,074,874)	(13,767,152)
Change in net assets	(7,783,956)	17,838,530
Net Assets:
Beginning of period	163,423,169	145,584,639
End of period (including undistributed (distributions in excess of) net investment income of $(298,635) and $883,518, respectively)	$155,639,213	$163,423,169

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of five portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,697,666	$31,539,304	23,592,220	$188,566,324
Shares issued to shareholders in payment of distributions declared	467,205	3,963,583	589,205	4,701,466
Shares redeemed	(4,782,522)	(40,197,605)	(26,568,499)	(213,874,376)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(617,651)	$(4,694,718)	(2,387,074)	$(20,606,586)

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,515,887	$12,862,732	2,812,318	$22,305,306
Shares issued to shareholders in payment of distributions declared	242,891	2,058,419	218,389	1,747,244
Shares redeemed	(2,757,519)	(23,145,000)	(2,511,436)	(20,230,827)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(998,741)	$(8,223,849)	519,271	$3,821,723

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,044,753	$8,978,552	2,576,481	$20,616,943
Shares issued to shareholders in payment of distributions declared	77,767	658,114	62,424	504,805
Shares redeemed	(687,519)	(5,792,973)	(2,217,776)	(18,104,037)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	435,001	$3,843,693	421,129	$3,017,711
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,181,391)	$(9,074,874)	(1,446,674)	$(13,767,152)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(932,581)	$1,411,730	$(479,149)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$12,892,614	$13,450,848

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$844,374
Net unrealized appreciation	$13,615,064
Capital loss carryforward	$2,175,253

At November 30, 2004, the cost of investments for federal tax purposes was $138,948,959. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $13,582,912. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,067,734 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,484,822.

At November 30, 2004, the Fund had a capital loss carryforward of $2,175,253 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,175,253

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company (FIMCO), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Global Investment Management Corp. (FGIMC). The fee received by FGIMC was identical to that received by FIMCO. FIMCO and FGIMC may voluntarily choose to waive any portion of their fees. FIMCO and FGIMC can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended November 30, 2004, the fees paid to FIMCO and FGIMC were $716,457 and $76,087, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Emerging Markets Fixed Income Core Fund	$888,895
Prime Value Obligations Fund	$57,537

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended November 30, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $25,661 in sales charges from the sale of Class A Shares. FSC also retained $3,449 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $90,841, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,808, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$57,513,008
Sales	$69,975,424

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
Russia	19.5%
Brazil	16.9%
Mexico	14.3%
Venezuela	7.5%
Turkey	7.0%
Colombia	5.0%
Philippines	4.3%
Peru	2.2%
Israel	1.8%
Netherlands	1.8%
Malaysia	1.5%
Bulgaria	1.4%
Ukrainan SSR	1.1%
Germany	1.0%
El Salvador	0.8%
Spain	0.8%
United Kingdom	0.7%

8. LINE OF CREDIT

The Fund entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2004, there were no outstanding loans. During the year ended November 30, 2004, the maximum outstanding borrowing was $1,760,000. The Fund had an average outstanding daily balance of $1,194,200 with a high and low interest rate of 2.125% and 1.500%, respectively, representing only the days the LOC was utilized. Interest expense totaled $695 for the year ended November 30, 2004.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL HIGH INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International High Income Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International High Income Fund of Federated World Investment Series, Inc. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: January 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated International High Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755

G01949-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Small Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

9TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$21.50		$15.27		$17.53		$25.00		$35.17
Income From Investment Operations:
Net investment income (loss)	(0.10	) [1]	(0.02	) [1]	(0.08	) [1]	(0.09	) [1]	(0.27	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.88		6.25		(2.18)		(7.38)		(6.29)
TOTAL FROM INVESTMENT OPERATIONS	4.78		6.23		(2.26)		(7.47)		(6.56)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(3.61)
Net Asset Value, End of Period	$26.28		$21.50		$15.27		$17.53		$25.00
Total Return [2]	22.23	% [3]	40.80%		(12.89)%		(29.88)%		(21.40)%

Ratios to Average Net Assets:
Expenses	1.98	% [4]	1.99	% [4]	2.07	% [4]	1.97%		1.79%
Net investment income (loss)	(0.43)%		(0.10)%		(0.49)%		(0.42)%		(0.79)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$202,836		$215,691		$169,829		$251,667		$517,259
Portfolio turnover	63%		76%		101%		166%		254%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.98%, 1.99%, and 2.07% for the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$20.24		$14.48		$16.75		$24.06		$34.21
Income From Investment Operations:
Net investment income (loss)	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]	(0.24	) [1]	(0.51	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.59		5.90		(2.07)		(7.07)		(6.03)
TOTAL FROM INVESTMENT OPERATIONS	4.32		5.76		(2.27)		(7.31)		(6.54)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(3.61)
Net Asset Value, End of Period	$24.56		$20.24		$14.48		$16.75		$24.06
Total Return [2]	21.34	% [3]	39.78%		(13.55)%		(30.38)%		(22.00)%

Ratios to Average Net Assets:
Expenses	2.73	% [4]	2.74	% [4]	2.82	% [4]	2.72%		2.54%
Net investment income (loss)	(1.20)%		(0.85)%		(1.24)%		(1.17)%		(1.55)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$169,262		$172,274		$151,312		$227,604		$434,724
Portfolio turnover	63%		76%		101%		166%		254%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.05% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.73%, 2.74%, and 2.82% for the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$20.21		$14.47		$16.73		$24.04		$34.19
Income From Investment Operations:
Net investment income (loss)	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]	(0.24	) [1]	(0.51	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.59		5.88		(2.06)		(7.07)		(6.03)
TOTAL FROM INVESTMENT OPERATIONS	4.32		5.74		(2.26)		(7.31)		(6.54)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(3.61)
Net Asset Value, End of Period	$24.53		$20.21		$14.47		$16.73		$24.04
Total Return [2]	21.38	% [3]	39.67%		(13.51)%		(30.41)%		(22.01)%

Ratios to Average Net Assets:
Expenses	2.73	% [4]	2.74	% [4]	2.82	% [4]	2.72%		2.54%
Net investment income (loss)	(1.20)%		(0.85)%		(1.24)%		(1.17)%		(1.55)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$51,771		$52,189		$44,432		$69,623		$144,282
Portfolio turnover	63%		76%		101%		166%		254%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.05% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.73%, 2.74%, and 2.82% for the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,123.10	$10.51
Class B Shares	$1,000	$1,118.90	$14.46
Class C Shares	$1,000	$1,119.10	$14.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.10	$ 9.97
Class B Shares	$1,000	$1,011.35	$13.73
Class C Shares	$1,000	$1,011.35	$13.73

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.98%
Class B Shares	2.73%
Class C Shares	2.73%

Management's Discussion of Fund Performance

For the fiscal year ended November 30, 2004, the fund's total returns, at net asset value for Class A, Class B, and Class C Shares were 22.23%, 21.34%, and 21.38%, respectively. The fund underperformed its benchmark, the MSCI World ex-U.S. Small Cap Index, 1 which had a total return, with dividends, of 31.2%.

The reporting period began with continued upward market movement coinciding with the economic recovery underway, which began in 2003. Strong economic statistics from the United States confirmed the recovery, but gave way to fears--and ultimately confirmation--of rising interest rates in 2004. Contributing to the decline during the April 2004 to August 2004 period, was investor apprehension with regard to terrorism during the two U.S. political conventions and the Athens summer Olympics. Since neither came to fruition, investors returned positively to the markets from summer holidays despite rising oil prices. China's announced plans to slow down its economy seemed to have been forgotten, as commodity and raw material prices continued to escalate globally driven by China's insatiable demand for commodities.

European and Asian/Pacific small-cap stocks' performance posted double-digit returns during the reporting period. The MSCI European Small Cap Index 1 returned 32.9% and the MSCI Pacific, ex-Japan Small Cap Index 1 gained 40.1%. The MSCI Japan Small Cap Index 1 returned 27.4%, in U.S. dollars with dividends, for the fund's fiscal year.

1 The MSCI World, ex-U.S. Small Cap Index selects companies within the market capitalization range of USD 200-800 million. The dollar-denominated range is applied across all 23 developed markets. Effective December 1, 2004, the Fund's Adviser has elected to change the benchmark index from the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC) to the S&P/Citigroup World ex-U.S. Extended Market Growth Index because it is more representative of the Fund's investment strategy and the securities typically held by the Fund. The S&P/Citigroup World ex-U.S. Extended Market Growth Index , represents the bottom 20% of investable market cap in non-U.S. developed markets. The S&P/Citigroup World ex-U.S. Extended Market Growth Index offers a broad range of opportunities missing in larger cap indices. The MSCI European Small Cap Index is a price-only index of approximately 500 small-cap securities from 15 eligible European countries. The MSCI Pacific ex, Japan Small-Cap Index is an index that targets 40% of the eligible Small Cap universe within each industry group, within the countries of Australia, Hong Kong, New Zealand, and Singapore, excluding Japan. MSCI defines the Small Cap universe as all listed securities that have a market capitalization in the range of USD200-1,500 million. Investments cannot be made in an index. The MSCI Japan Small Cap Index is an index that targets 40% of the eligible Small Cap universe within each industry group, within the country of Japan. MSCI defines the Small Cap universe as all listed securities that have a market capitalization in the range of USD200-1,500 million. Indexes are unmanaged and, unlike the fund, are unaffected by cashflows. Investments cannot be made directly in an index.

Foreign currencies continued to gain as the U.S. dollar's depreciation against other major currencies persisted. The euro gained 10.7% and the yen gained 6.4% versus the U.S. dollar during the reporting period.

Key drivers of the fund's performance during the reporting period came from investments in the Financials and Materials Sectors (i.e., steel, copper, etc.). Individual stocks contributing to the fund's performance (all denominated in U.S. dollars) included: Midland Realty (1.1% of net assets), a Hong Kong real estate broker, gained 110.0% during the reporting period. The company's first-half earnings per share rose 435% over last year's earnings for the same period, with sales (fee-based revenues) increasing 109%, as property transaction activity increased and property prices climbed nearly 50%. Midland Realty claims about half of all primary property transactions and one-third of secondary residential transactions. Aktiv Kapital (1.8% of net assets), a Norwegian debt collection agency, rose 134.6% during the reporting period. The company buys defaulted debt portfolios in Europe and the United Kingdom from banks and finance companies at a discount to face value, typically 57%. Recovering the full debt obligation produces the company's revenue stream providing the company with an average internal rate of return of 20%. Teck Corp. (1.1% of net assets), a Canadian natural resource company, gained 89.1% during the reporting period. The company mines and refines copper, zinc, lead, and coal in various parts of the world. Teck Corp. benefited from the rising prices of its commodities. With the increase in cash flow, Teck Corp. is aptly paying down debt. The recently released third quarter numbers show the earnings per share growth was 750% over the previous period. Year-to-date, the Teck Corp.'s earnings are 815% above last year's three quarters.

In general, Technology and pharmaceutical investments held back the fund's performance and included Wooyoung Co. (0.3% of net assets) and Angiotech Pharmaceuticals .. Wooyoung, a South Korean supplier of backlight units for LCD panels, is the third largest supplier with 20% market share to Samsung Electronics. Wooyoung's products are prone to price pressure and declining volumes. However, the company recently reported nine-month figures showing 30% sales growth and earnings per share growth of 35% year-over-year. Angiotech, a Canadian pharmaceutical company, is the developer of the Paclitaxel drug used in drug-eluting stents (DES). It has had a royalty licensing agreement with Boston Scientific for the use of their drug in the Taxus stent. Despite reporting its first quarterly profit ever, the company is dependent on Boston Scientific, who is forecasted to have a declining market share in DES, has been mired in stent recalls this year, and faces formidable competition from Johnson & Johnson.

International small-cap stocks continued to participate in the global economic recovery despite the "soft patch" experienced over the summer. The fund's positioning in Materials (the building blocks of productivity and growth) and Transportation stocks (the conduit of global growth and prosperity), contributed to the fund's participation in the global economic recovery. The fund's Material and Transportation sector investments outperformed its benchmark. The fund's positioning in Healthcare and Consumer Discretionary sector investments underperformed the fund's benchmark.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Small Company Fund (Class A Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSC-WSC) 2 and the S&P/Citigroup World ex-U.S. Extended Market Growth Index. 2

Average Annual Total Return [3] for the Period Ended 11/30/2004
1 Year	15.52%
5 Years	(4.83)%
Start of Performance (2/28/1996)	12.43%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WSC and the S&P/Citigroup World ex-U.S. Extended Market Growth Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WSC and the S&P/Citigroup World ex-U.S. Extended Market Growth Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Effective December 1, 2004, the Fund's Adviser has elected to change the benchmark index from the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC) to the S&P/Citigroup World ex-U.S. Extended Market Growth Index because it is more representative of the Fund's investment strategy and the securities typically held by the Fund. The S&P/Citigroup World ex-U.S. Extended Market Growth Index represents the bottom 20% of investable market cap in non-U.S. developed markets. The S&P/Citigroup World ex-U.S. Extended Market Growth Index offers a broad range of opportunities missing in larger cap indices. Indexes are unmanaged and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Small Company Fund (Class B Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC) 2 and the S&P/Citigroup World ex-U.S. Extended Market Growth Index. 2

Average Annual Total Return [3] for the Period Ended 11/30/2004
1 Year	15.84%
5 Years	(4.80)%
Start of Performance (2/28/1996)	12.39%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WSC and the S&P/Citigroup World ex-U.S. Extended Market Growth Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WSC and the S&P/Citigroup World ex-U.S. Extended Market Growth Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Effective December 1, 2004, the Fund's Adviser has elected to change the benchmark index from the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC) to the S&P/Citigroup World ex-U.S. Extended Market Growth Index because it is more representative of the Fund's investment strategy and the securities typically held by the Fund. The S&P/Citigroup World ex-U.S. Extended Market Growth Index represents the bottom 20% of investable market cap in non-U.S. developed markets. The S&P/Citigroup World ex-U.S. Extended Market Growth Index offers a broad range of opportunities missing in larger cap indices. Indexes are unmanaged and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Small Company Fund (Class C Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC) 2 and the S&P/Citigroup World ex-U.S. Extended Market Growth Index. 2

Average Annual Total Return [3] for the Period Ended 11/30/2004
1 Year	19.20%
5 Years	(4.66)%
Start of Performance (2/28/1996)	12.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-WSC and the S&P/Citigroup World ex-U.S. Extended Market Growth Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-WSC and the S&P/Citigroup World ex-U.S. Extended Market Growth Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Effective December 1, 2004, the Fund's Adviser has elected to change the benchmark index from the Morgan Stanley Capital International World ex-U.S. Small Cap Index (MSCI-WSC) to the S&P/Citigroup World ex-U.S. Extended Market Growth Index because it is more representative of the Fund's investment strategy and the securities typically held by the Fund. The S&P/Citigroup World ex-U.S. Extended Market Growth Index represents the bottom 20% of investable market cap in non-U.S. developed markets. The S&P/Citigroup World ex-U.S. Extended Market Growth Index offers a broad range of opportunities missing in larger cap indices. Indexes are unmanaged and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004 the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	20.4%
United Kingdom	8.9%
Canada	7.3%
France	6.4%
Germany	5.6%
Italy	5.1%
Ireland	4.8%
Norway	4.4%
Switzerland	4.3%
Hong Kong	3.4%
Netherlands	2.9%
South Korea	2.8%
Australia	2.7%
Austria	2.5%
Belgium	2.3%
Greece	2.0%
Denmark	1.5%
India	1.4%
Singapore	1.4%
Spain	1.4%
Bermuda	1.2%
Portugal	1.2%
Guernsey	1.0%
Sweden	0.9%
Taiwan	0.8%
Israel	0.7%
Cayman Islands	0.3%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

Country	Percentage of Total Net Assets
Hungary	0.3%
Thailand	0.3%
China	0.2%
Brazil	0.2%
Other Assets and Liabilities--Net [2]	0.3%
Cash Equivalents [3]	1.1%
TOTAL	100.0%

At November 30, 2004, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	23.7%
Consumer Discretionary	22.2%
Financials	12.4%
Materials	10.4%
Information Technology	10.0%
Healthcare	7.7%
Energy	5.8%
Consumer Staples	3.3%
Telecommunication Services	1.7%
Utilities	1.4%
Other Assets and Liabilities--Net [2]	0.3%
Cash Equivalents [3]	1.1%
TOTAL	100.0%

2 See Statement of Assets and Liabilities.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 Except for cash equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System except that the Adviser assigns an index classification to securities not classified by the Global Industry Classification System and to securities for which the Adviser does not have access to the classification made by the Global Industry Classification System.

Portfolio of Investments

November 30, 2004

Shares			Value in U.S. Dollars
		COMMON STOCKS--97.2%
		Automobiles & Components--2.5%
364,000		Calsonic Kansei Corp.	$2,500,952
171,100		Keihin Corp.	2,394,402
443,000		Nhk Spring Co.	2,936,112
242,000		Showa Corp.	2,833,917
		TOTAL	10,665,383
		Banks--4.7%
438,400		Anglo Irish Bank Corp. PLC	9,925,607
460,500		DePfa Bank PLC	7,530,202
285,000		Kensington Group PLC	2,279,477
		TOTAL	19,735,286
		Capital Goods--11.0%
31,600		Andritz AG	2,216,900
321,000		BYD Co. Ltd.	912,365
448,000		Central Glass Co., Ltd.	3,060,680
638,000		Citic Pacific Ltd.	1,805,157
685,000		Fujikura	3,095,481
853,000		Furukawa Electric Co	4,235,986
4,500		Geberit International AG	3,174,520
894,000		Keppel Corp. Ltd.	4,394,261
348,000		Koyo Seiko Co.	4,426,939
37,000		Krones AG	3,787,602
172,200	[1]	Masonite International Corp.	4,939,503
329,000		Nippon Thompson	1,918,367
535,000		Nsk	2,490,427
140,700		THK Co. Ltd.	2,570,612
204,000		Ushio	3,735,044
		TOTAL	46,763,844
		Commercial Services & Supplies--5.4%
30,200		Arrk Corp.	1,168,086
63,900		BWT AG	2,208,748
200,000		Capita Group PLC	1,364,562
650,000		Chiyoda Corp.	4,586,006
65,504		Grupo Ferrovial, S.A.	3,161,159
504,000		Meisei Industrial Co., Ltd.	1,880,816
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Commercial Services & Supplies--continued
56,900		Meitec Corp.	$2,001,730
59,500		SNC-Lavalin Group, Inc.	2,752,562
221,700		Vedior NV	3,719,606
		TOTAL	22,843,275
		Consumer Durables & Apparel--4.5%
403,000		Hitachi Koki Co.	3,199,718
212,300	[1]	Kiryung Electronics	1,164,259
20,325		Puma AG Rudolf Dassler Sport	5,601,737
54,400		Rinnai Corp	1,371,895
14,520		Swatch Group AG, Class B	2,001,485
1,756,000	[1]	Techtronic Industries Co.	3,511,773
50,000		Tod's SpA	2,270,035
		TOTAL	19,120,902
		Diversified Financials--5.0%
374,600		Aktiv Kapital ASA	7,698,390
632,500		Cattles PLC	4,484,658
152,000		Close Brothers Group PLC	2,071,229
102,614		Intermediate Capital Group PLC	1,970,914
25,200		MPC Muenchmeyer Petersen Capital AG	1,946,474
185,000		Mitsubishi Securities Co. Ltd.	1,984,840
1,310,800		Siam Panich Leasing Public Co. Ltd., Foreign Shares	1,080,832
		TOTAL	21,237,337
		Energy--5.8%
115,900		Ensign Resource Service Group, Inc.	2,413,504
10,900	[1]	Etablissements Maurel et Prom	1,850,501
67,100	[1]	Frontline Ltd.	4,060,299
8,600		Fugro NV	750,594
47,900	[1]	Precision Drilling Corp.	3,141,083
123,900		ProSafe ASA	3,263,664
194,600		Saipem SpA	2,307,701
477,000		Teikoku Oil Co.	2,591,282
1,569,600		Wood Group (John) PLC	4,349,625
		TOTAL	24,728,253
		Food & Staples Retailing--0.8%
74,700		Matsumotokiyoshi	2,076,210
69,900		Ministop Co. Ltd.	1,167,038
		TOTAL	3,243,248
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Food Beverage & Tobacco--2.5%
71,570		Campari Group	$4,334,024
186,000		IAWS Group PLC	2,732,418
2,165		Lindt & Spruengli AG	3,614,399
		TOTAL	10,680,841
		Healthcare Equipment & Services--3.2%
36,604		Celesio AG	2,810,298
71,780		Essilor International SA	4,904,995
190,000		GN Store Nord AS	1,963,337
305,888		Getinge AB, Class B	3,802,368
		TOTAL	13,480,998
		Hotels Restaurants & Leisure--3.9%
51,800		BETandWIN.com Interactive Entertainment AG	1,449,619
4,474,000		China Travel International Investment Hong Kong Ltd.	1,352,182
424,754		Enterprise Inns PLC	5,544,381
88,300		Greek Organization of Football Prognostics	2,286,765
87,900		Lottomatica SpA	2,757,864
305,140		William Hill PLC	3,032,476
		TOTAL	16,423,287
		Insurance--0.9%
48,700		Industrial Alliance Life Insurance Co.	2,121,499
24,600		Samsung Fire & Marine Insurance	1,841,774
		TOTAL	3,963,273
		Materials--10.3%
515,000		Aichi Steel Corp.	2,747,667
40,500		Boehler-Uddeholm AG	4,801,154
111,000	[2,3]	BorsodChem RT, GDR, 144A	1,130,313
45,200		Imerys SA	3,452,235
246,300		Inchon Iron & Steel	3,241,717
963,000		Mitsubishi Materials Corp.	2,002,741
4,467,000		New Toyo International Holdings Ltd.	1,609,237
929,000		Nippon Light Metal Co	2,428,581
95,905		Novozymes A/S, Class B	4,530,378
535,000	[1]	Pacific Metals Co. Ltd.	2,339,650
430,000		Sumitomo Metal Mining Co. Ltd.	3,226,044
154,900		Teck Corp., Class B	4,700,630
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--continued
53,000		Umicore	$4,791,336
446,600		WMC Resources Ltd.	2,485,345
		TOTAL	43,487,028
		Media--5.3%
402,660		Arnoldo Mondadori Editore	4,325,354
86,550		G2R, Inc.	1,485,837
680,602		Hit Entertainment PLC	3,381,905
727,957	[1]	Impresa-Sociedade Gestora de Participacoes SA	5,003,434
129,162	[1]	JC Decaux SA	3,430,853
180,000	[1]	Trader Classified Media NV	2,206,355
86,000		Publicis Groupe	2,843,454
		TOTAL	22,677,192
		Pharmaceuticals & Biotechnology--4.6%
35,450	[1]	Actelion Ltd.	3,265,991
1,103,500	[1]	Ark Therapeutics Group PLC	1,750,433
125,000	[1]	GPC Biotech AG	1,960,938
197,200	[1]	Qiagen N.V.	2,162,882
132,400		Ranbaxy Laboratories Ltd.	3,345,108
55,600		Recordati SpA	1,255,857
42,200		Sawai Pharmaceutical Co. Ltd.	1,113,440
168,506		Stada Arzneimittel AG	4,433,361
		TOTAL	19,288,010
		Real Estate--1.1%
8,208,000		Midland Realty Holdings Ltd.	4,803,084
		Retailing--5.3%
30,300		ASKUL Corp.	1,943,440
622,500		Esprit Holdings Ltd.	3,410,520
12,800		Fielmann Ag	884,881
84,700		Germanos S.A.	2,407,482
691,000		Lifestyle International Holdings Ltd.	1,075,314
17,900		Nitori Co.	1,066,346
98,800		Ryohin Keikaku Co. Ltd.	4,906,396
2,458,500		Signet Group PLC	4,921,746
544,360		The Carphone Warehouse PLC	1,721,786
		TOTAL	22,337,911
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Semiconductors & Semiconductor Equipment--1.1%
192,300	[1]	ATI Technologies, Inc.	$3,699,543
458,100	[1]	Wolfson Microelectronics PLC	965,236
		TOTAL	4,664,779
		Software & Services--5.2%
157,700	[1]	Amdocs Ltd.	4,076,545
141,075	[1]	Check Point Software Technologies Ltd.	3,349,121
103,700	[1]	Cognos, Inc.	4,084,743
86,800		Dassault Systemes SA	4,499,299
170,000		Indra Sistemas SA	2,669,136
156,800	[1]	Open Text Corp	2,916,480
988,000	[1]	SinoCom Software Group LTD.	419,317
		TOTAL	22,014,641
		Technology Hardware & Equipment--3.7%
1,490,225		Asustek Computer, Inc.	3,446,810
42,025	[1]	Logitech International SA	2,461,322
84,950		Neopost SA	6,115,524
65,400		Reigncom Co. Ltd.	1,534,421
3,988,000		Solomon Systech International LTD.	892,431
670,285		Wooyoung Co. Ltd.	1,339,292
		TOTAL	15,789,800
		Telecommunication Services--1.7%
423,300	[1]	Hanaro Telecom, Inc.	1,277,773
1,344,900	[1]	Versatel Telecom International NV	3,575,954
38,320	[1]	e.Biscom	2,310,843
		TOTAL	7,164,570
		Transportation--7.3%
16,800		Cmb SA	4,864,509
1,848,000		Cosco Pacific Ltd.	3,291,722
235,800	[1]	Golar LNG Ltd.	3,519,060
495,000		Kawasaki Kisen Kaisha Ltd.	3,319,242
17,550		Kuehne & Nagel International AG - Reg	3,624,875
494,000		Mitsui Osk Lines	3,067,697
957,300		Patrick Corp. Ltd.	4,640,240
8,946		Ship Finance International Ltd.	224,097
471,000		Toll Holdings Ltd.	4,377,036
		TOTAL	30,928,478
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--1.4%
743,600	[1]	Hera SpA	$2,046,358
145,250		Public Power Corp.	3,947,017
		TOTAL	5,993,375
		TOTAL COMMON STOCKS (IDENTIFIED COST $270,035,731)	412,034,795
		PREFERRED STOCKS--0.8%
		Materials--0.2%
1,049,600	[1]	Caemi Mineracao e Metalu, Pfd.	760,188
		Media--0.6%
142,700		ProSieben Sat.1 Media AG, Pfd., 0.08 , Annual Dividend	2,392,274
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,071,962)	3,152,462
		MUTUAL FUND--0.6%
100,000		India Fund Inc. (IDENTIFIED COST $2,517,606)	2,700,000
		REPURCHASE AGREEMENT--1.1%
$4,665,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.080%, dated 11/30/2004 to be repurchased at $4,665,270 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (at amortized cost)	4,665,000
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $280,290,299) [4]	422,552,257
		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,316,254
		TOTAL NET ASSETS--100%	$423,868,511

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors. At November 30, 2004, this security amounted to $1,130,313 which represents 0.3% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2004, this security amounted to $1,130,313 which represents 0.3% of total net assets.

4 The cost of investments for federal tax purposes amounts to $284,857,314.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronym is used throughout this portfolio:

GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value (identified cost $280,290,299)		$422,552,257
Cash denominated in foreign currencies (identified cost $3,172,472)		3,260,801
Cash		2,951
Income receivable		723,964
Receivable for shares sold		504,678
Other assets		232,198
TOTAL ASSETS		427,276,849
Liabilities:
Payable for investments purchased	$1,583,064
Payable for shares redeemed	996,468
Payable for custodian fees	48,159
Payable for transfer and dividend disbursing agent fees and expenses	409,252
Payable for auditing fees	18,000
Payable for distributions services fee (Note 5)	173,150
Payable for shareholder services fee (Note 5)	44,270
Payable for taxes	61,353
Accrued expenses	74,622
TOTAL LIABILITIES		3,408,338
Net assets for 16,719,828 shares outstanding		$423,868,511
Net Assets Consist of:
Paid-in capital		$462,817,981
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		142,383,923
Accumulated net realized loss on investments and foreign currency transactions		(177,337,558)
Accumulated net investment income (loss)		(3,995,835)
TOTAL NET ASSETS		$423,868,511
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($202,836,085 ÷ 7,717,304 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$26.28
Offering price per share (100/94.50 of $26.28) [1]		$27.81
Redemption proceeds per share (98.00/100 of $26.28) [1]		$25.75
Class B Shares:
Net asset value per share ($169,261,874 ÷ 6,891,893 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$24.56
Offering price per share		$24.56
Redemption proceeds per share (92.50/100 of $24.56) [1]		$22.72
Class C Shares:
Net asset value per share ($51,770,552 ÷ 2,110,631 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$24.53
Offering price per share (100/99.00 of $24.53) [1]		$24.78
Redemption proceeds per share (97.00/100 of $24.53) [1]		$23.79

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $86,751 of investments in affiliated issuers (Note 5) and net of foreign taxes withheld of $660,392)			$6,703,411
Interest			18,846
TOTAL INCOME			6,722,257
Expenses:
Investment adviser fee (Note 5)		$5,474,689
Administrative personnel and services fee (Note 5)		350,691
Custodian fees		304,235
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,062,360
Directors'/Trustees' fees		4,037
Auditing fees		19,416
Legal fees		6,513
Portfolio accounting fees (Note 5)		78,581
Distribution services fee--Class A Shares (Note 5)		534,261
Distribution services fee--Class B Shares (Note 5)		1,286,989
Distribution services fee--Class C Shares (Note 5)		395,040
Shareholder services fee--Class B Shares (Note 5)		428,996
Shareholder services fee--Class C Shares (Note 5)		131,680
Share registration costs		54,740
Printing and postage		177,912
Insurance premiums		10,633
Taxes		33,514
Miscellaneous		8,579
TOTAL EXPENSES		10,362,866
Reimbursement, Waiver and Expense Reduction
Reimbursement of investment adviser fee (Note 5)	$(568)
Waiver of administrative personnel and services fee (Note 5)	(16,954)
Fees paid indirectly from directed broker arrangements	(8,585)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(26,107)
Net expenses			10,336,759
Net investment income (loss)			(3,614,502)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $(182,373))			63,057,858
Net increase due to reimbursement from Adviser (Note 5)			110,604
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			23,273,077
Net realized and unrealized gain on investments and foreign currency transactions			86,441,539
Change in net assets resulting from operations			$82,827,037

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,614,502)	$(1,828,064)
Net realized gain on investments and foreign currency transactions	63,057,858	24,951,508
Net increase due to reimbursement from Adviser (Note 5)	110,604	--
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	23,273,077	108,294,403
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	82,827,037	131,417,847
Share Transactions:
Proceeds from sale of shares	84,044,286	312,436,064
Cost of shares redeemed	(183,157,256)	(369,272,472)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(99,112,970)	(56,836,408)
Change in net assets	(16,285,933)	74,581,439
Net Assets:
Beginning of period	440,154,444	365,573,005
End of period	$423,868,511	$440,154,444

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of five diversified portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,930,492	$69,579,236	17,876,753	$297,388,463
Shares redeemed	(5,247,615)	(122,406,684)	(18,967,615)	(317,047,612)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,317,123)	$(52,827,448)	(1,090,862)	$(19,659,149)

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	327,635	$7,317,323	304,232	$5,324,833
Shares redeemed	(1,948,655)	(43,132,349)	(2,238,407)	(35,213,944)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,621,020)	$(35,815,026)	(1,934,175)	$(29,889,111)

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	323,656	$7,147,727	578,158	$9,722,768
Shares redeemed	(795,167)	(17,618,223)	(1,067,616)	(17,010,916)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(471,511)	$(10,470,496)	(489,458)	$(7,288,148)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,409,654)	$(99,112,970)	(3,514,495)	$(56,836,408)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, net operating loss and passive foreign investment company adjustments.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Losses
$(2,275,183)	$2,242,531	$32,652

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$137,816,908
Capital loss carryforward	$177,216,264

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gain on investments in passive foreign investment companies.

At November 30, 2004, the cost of investments for federal tax purposes was $284,857,314. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $137,694,943. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $144,132,017 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,437,074.

At November 30, 2004, the Fund had a capital loss carryforward of $177,216,264 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$113,380,210
2010	$ 63,836,054

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Fund's Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $86,751 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $25,933 in sales charges from the sale of Class A Shares. FSC also retained $41 of contingent deferred sales charges relating to redemptions of Class A Shares and $1,985 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B and Class C Shares who redeem shares held of 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in capital. For the year ended November 30, 2004, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $665, $422, and $130, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2004, Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $614,428, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $110,604, which relates to a contribution to Paid-In Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,574, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2004, the Fund's expenses were reduced by $8,585 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$272,421,849
Sales	$369,685,904

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
Japan	20.4%
United Kingdom	8.9%
Canada	7.3%
France	6.4%
Germany	5.6%
Italy	5.1%
Ireland	4.8%
Norway	4.4%
Switzerland	4.3%
Hong Kong	3.4%
Netherlands	2.9%
Korea	2.8%
Australia	2.7%
Austria	2.5%
Belgium	2.3%
Greece	2.0%
Denmark	1.5%
India	1.4%
Singapore	1.4%
Spain	1.4%
Bermuda	1.2%
Portugal	1.2%
Guernsey	1.0%
Sweden	0.9%
Taiwan	0.8%
Israel	0.7%
Cayman Islands	0.3%
Hungary	0.3%
Thailand	0.3%
China	0.2%
Brazil	0.2%

8. LINE OF CREDIT

The Fund has entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2004 there were no outstanding loans. During the year ended November 30, 2004, the maximum outstanding borrowing was $1,275,000. The Fund had an average outstanding daily balance of $1,030,600 with a high and low interest rate of 2.38% and 2.31%, respectively, representing only the days the LOC was utilized. Interest expense totaled $332 for the year ended November 30, 2004.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC.
AND SHAREHOLDERS OF FEDERATED INTERNATIONAL SMALL COMPANY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Small Company Fund (the "Fund") (one of the portfolios constituting World Investment Series, Inc.) as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Small Company Fund of Federated World Investment Series, Inc. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and DIRECTOR Began serving: January 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated International Small Company Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

G01968-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Value Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

7TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.44		$13.11		$15.03		$14.58		$13.21
Income From Investment Operations:
Net investment income (loss)	(0.08	) [1]	(0.06	) [1]	(0.06	) [1]	(0.04	) [1]	0.10 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.49		2.49		(1.35)		0.62		1.53
TOTAL INVESTMENT OPERATIONS	2.41		2.43		(1.41)		0.58		1.63
Less Distributions:
Distributions from net investment income	--		--		--		(0.09)		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(1.52)		(0.10)		(0.51)		(0.04)		(0.24)
TOTAL DISTRIBUTIONS	(1.52)		(0.10)		(0.51)		(0.13)		(0.26)
Net Asset Value, End of Period	$16.33		$15.44		$13.11		$15.03		$14.58
Total Return [2]	16.73	% [3]	18.75%		(9.81)%		3.96%		12.62%

Ratios to Average Net Assets:
Expenses	2.47%		2.52%		2.19%		1.92%		1.65%
Net investment income (loss)	(0.54)%		(0.44)%		(0.42)%		(0.24)%		0.75%
Expense waiver/reimbursement [4]	0.10%		0.01%		0.05%		0.13%		1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,732		$17,883		$20,287		$25,257		$20,962
Portfolio turnover	56%		42%		14%		21%		40%
Redemption fees consisted of the following per share amounts	$0.00	[5]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$14.89		$12.74		$14.73		$14.33		$13.09
Income From Investment Operations:
Net investment income (loss)	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]	(0.15	) [1]	0.00 [1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.37		2.41		(1.32)		0.62		1.50
TOTAL FROM INVESTMENT OPERATIONS	2.19		2.25		(1.48)		0.47		1.50
Less Distributions:
Distributions from net investment income	--		--		--		(0.03)		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(1.52)		(0.10)		(0.51)		(0.04)		(0.24)
TOTAL DISTRIBUTIONS	(1.52)		(0.10)		(0.51)		(0.07)		(0.26)
Net Asset Value, End of Period	$15.56		$14.89		$12.74		$14.73		$14.33
Total Return [3]	15.78	% [4]	17.88%		(10.51)%		3.23%		11.72%

Ratios to Average Net Assets:
Expenses	3.22%		3.27%		2.94%		2.67%		2.40%
Net investment income (loss)	(1.27)%		(1.22)%		(1.19)%		(0.99)%		(0.01)%
Expense waiver/reimbursement [5]	0.10%		0.01%		0.05%		0.13%		1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,867		$19,333		$20,124		$28,947		$23,039
Portfolio turnover	56%		42%		14%		21%		40%
Redemption fees consisted of the following per share amounts	$0.00	[2]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$14.92		$12.77		$14.76		$14.36		$13.11
Income From Investment Operations:
Net investment income (loss)	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]	(0.15	) [1]	0.00	[1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.38		2.41		(1.32)		0.62		1.51
TOTAL FROM INVESTMENT OPERATIONS	2.20		2.25		(1.48)		0.47		1.51
Less Distributions:
Distributions from net investment income	--		--		--		(0.03)		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(1.52)		(0.10)		(0.51)		(0.04)		(0.24)
TOTAL DISTRIBUTIONS	(1.52)		(0.10)		(0.51)		(0.07)		(0.26)
Net Asset Value, End of Period	$15.60		$14.92		$12.77		$14.76		$14.36
Total Return [3]	15.82	% [4]	17.84%		(10.48)%		3.25%		11.78%

Ratios to Average Net Assets:
Expenses	3.22%		3.27%		2.94%		2.67%		2.40%
Net investment income (loss)	(1.26)%		(1.23)%		(1.19)%		(0.99)%		0.00	% [5]
Expense waiver/reimbursement [6]	0.10%		0.01%		0.05%		0.13%		1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,498		$2,315		$3,311		$4,352		$3,669
Portfolio turnover	56%		42%		14%		21%		40%
Redemption fees consisted of the following per share amounts	$0.00	[2]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Advisor, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Represents less than 0.01%.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,097.40	$12.58
Class B Shares	$1,000	$1,092.70	$16.48
Class C Shares	$1,000	$1,093.20	$16.48
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,013.00	$12.08
Class B Shares	$1,000	$1,009.25	$15.82
Class C Shares	$1,000	$1,009.25	$15.82

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	2.40%
Class B Shares	3.15%
Class C Shares	3.15%

Management's Discussion of Fund Performance

The fund's total returns, for the 12-month reporting period ended November 30, 2004, based on net asset value, for Class A, Class B, and Class C Shares were 16.73%, 15.78%, and 15.82%, respectively. The fund underperformed its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value),1 which returned 29.33% for the reporting period.

It was a very difficult fiscal year for the fund relative to its benchmark index. The fund's overweight position in asset management companies like Amvescap, Schroders PLC and Janus Financial negatively affected the fund's performance over the reporting period. These stocks were at the epicenter of the mutual fund market-timing controversy, and as a result, they experienced a loss in investor confidence together with large outflows in assets under management. Fortunately, these companies are starting to put these issues behind them, and November already has seen these stocks begin to rebound from their market lows. At the end of the reporting period, we continued to own securities in all three companies because we believe they remain superior business franchises.

On the positive side, this fiscal year, the fund benefited from a strong performance by Grupo Televisa (Mexico), Latin America's largest media group, Jones Lang Lasalle (United States), the global real estate manager, Richemont (Switzerland), the global luxury goods manufacturer, and Sun Life Financial (Canada), Canada's largest life insurer.

During the reporting period, international investing posed a number of challenges. On the one hand, the global economy continued to accelerate spurred forward by strong U.S. consumer spending and historically low interest rates, which continued to provide easy access to capital. On the other hand, commodities like crude oil, copper, steel, wheat and soy beans rose precipitously on massive demand from China. Consequently, the U.S. dollar experienced a sharp decline, as both the U.S. Federal Reserve Board and Chinese central bank began to raise short-term interest rates.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

1 The MSCI-EAFE Value is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. Indexes are unmanaged, and unlike the fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Value Fund (Class A Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value).2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	10.30%
5 Years	6.70%
Start of Performance (9/30/1998)	10.38%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE Value has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE Value is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Value Fund (Class B Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value).2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	10.28%
5 Years	6.79%
Start of Performance (9/30/1998)	10.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge of 1.00% on any redemption over six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE Value has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Value Fund (Class C Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2004 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value).2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	13.68%
5 Years	6.90%
Start of Performance (9/30/1998)	10.41%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE Value has been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-EAFE Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004, the fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United States	23.0%
United Kingdom	23.0%
Japan	10.9%
Switzerland	10.6%
France	5.7%
Mexico	5.4%
Netherlands	4.3%
Germany	3.1%
Ireland	2.9%
Canada	2.8%
Finland	2.1%
Hong Kong	2.0%
Italy	1.4%
Other Assets and Liabilities--Net [2]	(0.1)%
Cash Equivalents [3]	2.9%
TOTAL	100.0%

At November 30, 2004 Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	35.2%
Consumer Discretionary	24.3%
Industrials	9.0%
Consumer Staples	8.6%
Energy	7.8%
Healthcare	4.8%
Materials	4.7%
Utilities	1.5%
Telecommunication Services	1.3%
Other Assets and Liabilities--Net [2]	(0.1)%
Cash Equivalents [3]	2.9%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 See Statement of Assets and Liabilities.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 Except for cash equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System except that the Adviser assigns an index classification to securities not classified by the Global Industry Classification System and to securities for which the Adviser does not have access to the classification made by the Global Industry Classification System.

Portfolio of Investments

November 30, 2004

Shares			Value in U.S. Dollars
		COMMON STOCKS--97.2%
		Automobiles & Components--2.7%
33,600		Bayerische Motoren Werke AG	$1,419,597
20,900		Toyota Motor Corp.	784,004
		TOTAL	2,203,601
		Banks--2.8%
20,700		BNP Paribas SA	1,439,275
21,400		Washington Mutual Bank FA	871,194
		TOTAL	2,310,469
		Commercial Services & Supplies--3.5%
370,050		Michael Page International PLC	1,191,668
25,400		Miller Herman, Inc.	623,900
83,300		Steelcase, Inc., Class A	1,107,890
		TOTAL	2,923,458
		Consumer Durables & Apparel--5.1%
80,380		Compagnie Financiere Richemont AG	2,443,772
12,683		Hunter Douglas N.V.	639,047
25,700		Tod's SpA	1,166,798
		TOTAL	4,249,617
		Diversified Financials--24.4%
176,600		Amvescap PLC	1,082,561
62,200		Amvescap PLC, ADR	772,524
34,500		Credit Suisse Group	1,345,551
29,000		Euronext NV	878,646
22,012		J.P. Morgan Chase & Co.	828,752
106,020		Janus Capital Group, Inc.	1,754,631
4,680		Julius Baer Holding Ltd., Zurich, Class B	1,382,811
19,800		Merrill Lynch & Co., Inc.	1,103,058
31,895		Morgan Stanley	1,618,671
177,000		Nikko Cordial Corp.	884,140
65,400		STOXX 50 LDRS	2,388,407
162,600		Schroders PLC	2,125,551
400,000		iShares MSCI Japan	4,124,000
		TOTAL	20,289,303
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--7.8%
60,100		BP PLC	$613,353
43,600		GlobalSantaFe Corp.	1,369,040
37,600		Tidewater, Inc.	1,275,768
4,500		Total SA, Class B	985,322
55,400	[1]	Transocean Sedco Forex, Inc.	2,230,958
		TOTAL	6,474,441
		Food Beverage & Tobacco--8.6%
203,356		Cadbury Schweppes PLC	1,814,967
126,453		Diageo PLC	1,769,030
25,400		Heineken NV	803,679
5,700		Nestle SA	1,462,885
8,600		Pernod-Ricard	1,283,956
		TOTAL	7,134,517
		Hotels Restaurants & Leisure--3.1%
419,595		Hilton Group PLC	2,070,931
35,300		Whitbread PLC	538,360
		TOTAL	2,609,291
		Insurance--3.5%
45,100		AXA	1,056,463
56,714		Sun Life Financial Services of Canada	1,826,758
		TOTAL	2,883,221
		Materials--4.7%
30,600		Akzo Nobel NV	1,265,998
1,400		Givaudan SA	926,209
108,900		Stora Enso Oyj, Class R	1,740,220
		TOTAL	3,932,427
		Media--12.0%
46,700		Asatsu, Inc.	1,366,054
23,400		Clear Channel Communications, Inc.	788,112
24,200		Corus Entertainment, Inc., Class B	490,878
40,400		Grupo Televisa SA, GDR	2,515,708
890,000		SCMP Group Ltd.	363,417
22,200		Viacom, Inc., Class A	789,654
215,900		WPP Group PLC	2,384,929
47,200		Walt Disney Co.	1,268,736
		TOTAL	9,967,488
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals & Biotechnology--4.8%
37,700		GlaxoSmithKline PLC	$793,275
26,800		Novartis AG	1,283,917
39,000		Takeda Pharmaceutical Co. Ltd.	1,917,784
		TOTAL	3,994,976
		Real Estate--4.5%
66,800	[1]	Jones Lang LaSalle, Inc.	2,398,120
132,086		Sun Hung Kai Properties	1,312,281
		TOTAL	3,710,401
		Retailing--1.4%
598,600		Signet Group PLC	1,198,355
		Telecommunication Services--1.3%
52,600		Deutsche Telekom AG, Class REG	1,117,466
		Transportation--5.5%
138,500		Associated British Ports Holdings PLC	1,244,725
24,400		BAA PLC	271,399
26,700		Florida East Coast Industries, Inc.	1,138,755
69,700		Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	1,932,084
		TOTAL	4,586,963
		Utilities--1.5%
166,000		Scottish Power PLC	1,226,175
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,063,241)	80,812,169
		REPURCHASE AGREEMENT--2.9%
$2,369,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $2,369,137 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033, collateral market value $2,060,004,602 (at amortized cost)	2,369,000
		TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $67,432,241) [2]	83,181,169
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(84,181)
		TOTAL NET ASSETS--100%	$83,096,988

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $67,678,445.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities (identified cost $67,432,241)		$83,181,169
Cash denominated in foreign currencies (identified cost $18,032)		18,219
Cash		2,949
Income receivable		154,267
Receivable for shares sold		38,820
TOTAL ASSETS		83,395,424
Liabilities:
Payable for shares redeemed	$191,786
Payable for transfer and dividend disbursing agent fees and expenses	32,278
Payable for distribution services fees (Note 5)	25,067
Payable for shareholder services fee (Note 5)	16,744
Payable for auditing fees	17,973
Accrued expenses	14,588
TOTAL LIABILITIES		298,436
Net assets for 5,212,956 shares outstanding		$83,096,988
Net Assets Consist of:
Paid-in capital		$92,475,937
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		15,757,684
Accumulated net realized gain on investments and foreign currency transactions		(25,136,633)
TOTAL NET ASSETS		$83,096,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($41,732,354 ÷ 2,556,132 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$16.33
Offering price per share (100/94.50 of $16.33) [1]		$17.28
Redemption proceeds per share (98/100 of $16.33) [1]		$16.00
Class B Shares:
Net asset value per share ($35,867,093 ÷ 2,304,516 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$15.56
Offering price per share		$15.56
Redemption proceeds per share (92.50/100 of $15.56) [1]		$14.39
Class C Shares:
Net asset value per share ($5,497,541 ÷ 352,308 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$15.60
Offering price per share (100/99.00 of $15.60) [1]		$15.76
Redemption proceeds per share (97.00/100 of $15.60) [1]		$15.13

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $9,633 from affiliated issuers (Note 5) and net of foreign taxes withheld of $76,154)			$795,285
Interest			29,221
TOTAL INCOME			824,506
Expenses:
Investment adviser fee (Note 5)		$423,339
Administrative personnel and services fee (Note 5)		230,002
Custodian fees		25,999
Transfer and dividend disbursing agent fees and expenses (Note 5)		112,841
Directors'/Trustees' fees		1,771
Auditing fees		19,016
Legal fees		6,360
Portfolio accounting fees (Note 5)		72,362
Distribution services fee--Class B Shares (Note 5)		152,847
Distribution services fee--Class C Shares (Note 5)		19,653
Shareholder services fee--Class A Shares (Note 5)		48,335
Shareholder services fee--Class B Shares (Note 5)		50,949
Shareholder services fee--Class C Shares (Note 5)		6,551
Share registration costs		35,827
Printing and postage		40,397
Insurance premiums		8,179
Taxes		8,611
Interest Expense		213
Miscellaneous		2,263
TOTAL EXPENSES		1,265,515
Reimbursement and Waivers (Note 5):
Reimbursement of investment adviser fee	$(86)
Waiver of administrative personnel and services fee	(44,577)
Waiver of transfer and dividend disbursing agent fees and expenses	(729)
TOTAL REIMBURSEMENT AND WAIVERS		(45,392)
Net expenses			1,220,123
Net investment income (loss)			(395,617)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,253,438
Net increase due to reimbursement from adviser (Note 5)			8,941
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			6,969,180
Net realized and unrealized gain on investments and foreign currency transactions			9,231,559
Change in net assets resulting from operations			$8,835,942

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(395,617)	$(343,338)
Net realized gain on investments and foreign currency transactions	2,253,438	3,567,491
Net increase due to reimbursement from adviser (Note 5)	8,941	--
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	6,969,180	3,163,866
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,835,942	6,388,019
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(1,676,093)	(157,563)
Class B Shares	(1,927,033)	(152,733)
Class C Shares	(225,758)	(25,226)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,828,884)	(335,522)
Share Transactions:
Proceeds from sale of shares	6,978,742	13,399,746
Net asset value of shares issued to shareholders in payment of distributions declared	3,362,751	295,754
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	42,159,523	--
Cost of shares redeemed	(13,941,382)	(23,939,549)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,559,634	(10,244,049)
Change in net assets	43,566,692	(4,191,552)
Net Assets:
Beginning of period	39,530,296	43,721,848
End of period	$83,096,988	$39,530,296

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of five portfolios. The financial statements included herein are only those of Federated International Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

On October 22, 2004, the Fund received a tax-free transfer of assets from Federated Global Value Fund as follows:

	Shares of the Fund Issued	Federated Global Value Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Global Value Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	1,510,523	$22,944,840	$4,137,997	$16,319,051	$22,944,840	$39,263,891
Class B	1,119,647	16,223,686	3,577,808	17,671,895	16,223,686	33,895,581
Class C	205,850	2,990,997	549,300	2,221,840	2,990,997	5,212,837
TOTAL	2,836,020	$42,159,523	$8,265,105	$36,212,786	$42,159,523	$78,372,309

1 Unrealized Appreciation is included in the Federal Global Value Fund net assets received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be credit-worthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	274,412	$4,185,586	897,910	$11,016,885
Shares issued to shareholders in payment of distributions declared	110,337	1,613,125	12,303	148,498
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	1,510,523	22,944,840	--	--
Shares redeemed	(497,245)	(7,563,750)	(1,299,043)	(16,423,535)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,398,027	$21,179,801	(388,830)	$(5,258,152)

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	142,779	$2,073,083	167,463	$2,159,230
Shares issued to shareholders in payment of distributions declared	111,773	1,569,297	10,721	125,654
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	1,119,647	16,223,686	--	--
Shares redeemed	(367,707)	(5,340,520)	(459,181)	(5,967,851)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,006,492	$14,525,546	(280,997)	$(3,682,967)

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	49,476	$720,073	17,011	$223,631
Shares issued to shareholders in payment of distributions declared	12,817	180,329	1,840	21,602
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	205,850	2,990,997	--	--
Shares redeemed	(70,981)	(1,037,112)	(123,047)	(1,548,163)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	197,162	$2,854,287	(104,196)	$(1,302,930)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,601,681	$38,559,634	(774,023)	$(10,244,049)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency and net investment income (loss).

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$26,748,096	$395,617	$(27,143,713)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003 was as follows:

	2004	2003
Long-term capital gains	$3,828,884	$335,522

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$125,764
Undistributed long-term capital gain	$1,515,804
Net unrealized appreciation	$15,757,684
Capital loss carryforward	$26,531,996

At November 30, 2004, the cost of investments for federal tax purposes was $67,678,445. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $15,502,724. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,002,461 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,499,737.

At November 30, 2004, the Fund had a capital loss carryforward of $26,531,996 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 905,002
2008	$12,049,398
2009	$13,550,506
2010	$ 27,090

As a result of the tax-free transfer of assets from Federated Global Value Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $9,633 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended November 30, 2004, Class A Shares did not incur a distribution service fee. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares, and C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in capital. For the year ended November 30, 2004, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $165, $105, and $13, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $72,298, after voluntary waiver, if applicable.

Sales Charges

For the year ended November 30, 2004, FSC retained $5,693 in sales charges from the sale of Class A Shares. FSC also retained $750 of contingent deferred sales charges relating to redemptions of Class A Shares and $54 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,601, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $8,941, which relates to a contribution to Paid in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$55,487,013
Sales	$23,305,841

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	23.1%
United Kingdom	23.0%
Japan	10.9%
Switzerland	10.6%
France	5.7%
Mexico	5.4%
Netherlands	4.3%
Germany	3.1%
Ireland	2.9%
Canada	2.8%
Finland	2.1%
Hong Kong	2.0%
Italy	1.4%

8. LINE OF CREDIT

The Fund entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2004, there were no outstanding loans. During the year ended November 30, 2004, the maximum outstanding borrowing was $681,000. The Fund had an average outstanding daily balance of $363,857 with a high and low interest rate of 1.56% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $213 for the year ended November 30, 2004.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2004, the amount of long-term capital gain designated by the Fund was $3,828,884.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF
FEDERATED WORLD INVESTMENT SERIES, INC. AND
SHAREHOLDERS OF FEDERATED INTERNATIONAL VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Value Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Value Fund of Federated World Investment Series, Inc. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: January 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated International Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-03 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $92,419

                  Fiscal year ended 2003 - $90,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $24,948 and $0 respectively.  Fiscal year ended 2004 - Sarbanes Oxley sec. 302 procedures and review of N-14 merger documents.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit
Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $191,756

                  Fiscal year ended 2003 - $130,435

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act)
are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form
N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005